CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS

JANUARY 31, 2004, AS SUPPLEMENTED FEBRUARY 14, 2004

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Cadre Affinity Fund - U.S. Government Series (the "Fund") is a series of Cadre
Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. There are no minimum investment requirements.

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.










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                                TABLE OF CONTENTS

                  CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST



ABOUT THE FUND................................................................1

FUND PERFORMANCE..............................................................2

INVESTOR EXPENSES.............................................................3

INVESTMENT OBJECTIVE AND POLICIES.............................................4

MANAGEMENT ARRANGEMENTS.......................................................5

HOW TO BUY SHARES.............................................................7

HOW TO REDEEM SHARES.........................................................10

EXCHANGE PRIVILEGE...........................................................12

NET ASSET VALUE..............................................................13

DIVIDENDS AND DISTRIBUTIONS..................................................13

TAXES........................................................................14

DISTRIBUTION PLAN............................................................15

PERFORMANCE INFORMATION......................................................15

ADDITIONAL INFORMATION.......................................................16

FINANCIAL HIGHLIGHTS.........................................................18


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                                 ABOUT THE FUND

INVESTMENT GOALS. Cadre Affinity Fund - U.S. Government Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies, and other institutional investors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Portfolio's investment adviser.

The U.S. Government Money Market Portfolio is a diversified portfolio that invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by U.S. government securities.

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.






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                                FUND PERFORMANCE

The information provided below gives some indication of the risks of an investment in the Fund by showing how the Fund's performance has varied year to year and by comparing the Fund's performance with a broad measure of market performance. Please keep in mind that the Fund's past performance does not represent how it will perform in the future. Prior to February 14, 2004, Cadre Financial Services, Inc. ("Cadre") served as the investment adviser of the Portfolio.

                           CALENDAR YEAR TOTAL RETURNS


                          YEAR                  RETURN
                          2000                  5.81%
                          2001                  3.47%
                          2002                  1.10%
                          2003                  0.43%

BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIOD SHOWN ABOVE)

                  BEST QUARTER RETURN                WORST QUARTER RETURN
                  -------------------                --------------------
                  1.51% (3Q 2000)                    0.08% (3Q 2003)

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

         FUND/INDEX                    1-YEAR         SINCE INCEPTION (5-3-99)
         ----------                    ------         ------------------------
         Cadre Affinity Fund -         0.43%                   2.97%
         U.S. Government Series


         Merrill Lynch 3-Month
         Treasury Bill Index           1.15%                   3.60%

Note: The Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index generally representative of the average yield of three month treasury bills. The Index does not incur expenses and therefore the total returns presented are on a gross rate, unlike the Fund's returns which are inclusive of expenses and are presented as a net rate.


For the Fund's current 7-day yield information, call 1-800-221-4524.





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                                INVESTOR EXPENSES

The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the fiscal year ended September 30, 2003.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases............................None
Maximum Deferred Sales Charge (Load)........................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................None
Redemption Fee..............................................................None
Exchange Fee................................................................None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees(1).........................................................0.30%
Distribution (12b-1) Fees..................................................0.10%
Other Expenses(2)..........................................................0.47%
Total Annual Fund Operating Expenses (before reimbursement and/or waiver) .0.87%
Reimbursement and/or waiver of Fund Expenses(3)..........................(0.13)%
Total Annual Fund Operating Expenses (after reimbursement and/or waiver)...0.75%

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(1) Includes investment advisory fee of the Portfolio and the administration fee and transfer agent fee of the Fund.

(2) Includes the Fund's expenses and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

(3) The Fund's administration agreement requires PFM Asset Management LLC to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.75% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by PFM Asset Management LLC are carried forward and may be repaid by the Fund in the future, but only if the repayment does not cause the expense limitation to be exceeded. During the year end September 30, 2003, Cadre Financial Services, Inc., the Fund's former investment adviser, deemed $39,373 as unrecoverable (see, "Management Arrangements"). As of September 30, 2003, excess expenses subject to reimbursement by the Fund were $32,251.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:



                 1 YEAR           3 YEARS           5 YEARS           10 YEARS
                 ------           -------           -------           --------

                   $77              $266              $470              $1061





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                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. The Fund seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio.

The Fund has the same investment objective and substantially the same investment policies as the Portfolio. The Portfolio invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"), and repurchase agreements collateralized by Government Securities.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.


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FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the
Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust.

INVESTMENT ADVISER. PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Prior to 2001, investment advisory services were provided to the Investment Adviser's clients by its affiliate, Public Financial Management, Inc. ("Public Financial Management"). In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $13.5 billion in discretionary funds under management as of December 31, 2003, these companies provide their clients with financial, investment advisory and cash management services. As of December 31, 2003, the Investment Adviser had approximately $7.9 billion in client assets under management.



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For the previous fiscal year, the Portfolio paid a monthly investment advisory fee which was computed at 0.06% of the Portfolio's average daily net assets. During that fiscal year, the fee was paid to Cadre, the former investment adviser (prior to February 14, 2004).

In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

On February 13, 2004, the Investment Adviser and its wholly-owned subsidiary, PFMAM, Inc. (the "Distributor"), purchased the fund management and administration business of Cadre, the former investment adviser of the Portfolio, and the fund distribution and fixed income investment business of Ambac Securities, Inc. ("Ambac Securities"), the former distributor of the Fund's shares.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

                  0.19% on the first $250 million of average daily net assets 0.165% on the next $750 million of average daily net assets 0.14% on average daily net assets in excess of $1 billion

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, PFMAM, Inc., a registered broker-dealer and member of the National Association of Securities Dealers that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Fund's net assets each day determined as of the close of business on that day or the last previous business day.



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INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Fund.

                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through the Fund's distributor (the "Distributor"). Prior to February 14, 2004, Ambac Securities served as the distributor of the Fund's shares.

All purchases of shares are effected at the net asset value per share next determined after a properly executed order is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 p.m. Eastern time by calling 1-800-221-4524 (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed new account application must be mailed to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779
                           Attn: Client Services

Upon approval of the new account application, an account number will be provided within twenty-four hours. To obtain a new account application, please call 1-800-221-4524 (select option 4).

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).



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PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges to accept a wire. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the Custodian onto the purchaser. Purchase payments should be wired to:

                      Cadre Affinity Fund - U.S. Government Series
                      US Bank NA
                      Minneapolis, MN
                      ABA # 091 000 022
                      Cr. Acct # 104755879186
                      Further Credit (Entity Name): ___________________________
                      Fund Account # ___________________________

PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Affinity Fund - U.S. Government Series. If you have deposit tickets reflecting your entity name and all or part of your Fund account number, or generic Fund deposit tickets sent to you by the Fund, purchase checks should be sent to:

                           US Bank
                           Bank by Mail
                           P O BOX 1950
                           St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

                           Ms. Cindy Procai, EPMNWS41
                           US Bank
                           60 Livingston Avenue
                           St. Paul, MN 55107

Endorse back of checks `For Deposit Only' to `Cadre Affinity Fund - U.S. Government Series, 1047-5587-9186' for `Entity Name' & `Cadre Affinity Fund - U.S. Government Series Account #'. You should notify the Fund to report your check purchase for proper credit only at WWW.PFM-COMPASS.COM, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 1-631-580-8806.

PURCHASE VIA INTERNET-BASED INFORMATION SERVICE. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, NY  11779
                           Attn:  Client Services



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These forms can be obtained by logging onto the Compass website at
WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There are no minimum investment requirements. However, the Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the necessary forms.












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                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next business days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an original signed account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524, (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern time, or before the closing of the U.S. Government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.



                                      -10-
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During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name, number and address and the amount of the redemption and must be signed by each person shown on the account application as an authorized signatory of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779
                           Attn: Funds Transfer Department

CHECK REDEMPTION PRIVILEGE. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Standard Stock checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by a check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time. Information regarding additional cash management services, including a description of services and fees, can be provided by the Administrator upon request.

REDEMPTION REQUESTS VIA COMPASS. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, NY 11779
                           Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).



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                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Reserve Fund - U.S. Government Series (another series of the Trust) based upon the net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).

All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern time, or as of the closing time of the U.S. Government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.

INTERNET EXCHANGE PROCEDURES. Shares may also be exchanged on Compass at WWW.PFM-COMPASS.COM. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).


                                 NET ASSET VALUE

Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.


                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gain. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Fund does not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The back-up withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in the Fund.


                                DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that authorizes it to pay expenses relating to the sale and distribution of its shares. Pursuant to the plan, the Fund makes payments to the Distributor in an amount equal to an annual rate of 0.10% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund. Because the payments are made from fund assets on an on-going basis, over time it will increase the cost of an investment in shares and may cost more than paying other types of sales charges.

The Distributor may enter into agreements to compensate membership associations and other organizations whose members purchase shares of the Fund and which provide certain services to the Fund or the Distributor. These services may include, but are not limited to, granting a license to the Fund to use the organization's name and logos, providing the Distributor with mailing lists of its members and information about its members and permitting dissemination of Fund materials to its members. The Distributor may also make payments to banks and brokerage firms that distribute shares of the Fund to customers for providing shareholder related services. Payments to a bank or broker are made at the annual rate of 0.10% of the average daily net assets of the Fund attributable to shares held by customers of that bank or broker.


                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return.

The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.


                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has eight series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in individual securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has an identical investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders' meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

                              FINANCIAL HIGHLIGHTS

The Financial Highlights Table is intended to help you understand the Fund's financial performance since May 3, 1999 (the date it commenced operations). Certain information reflects financial results for a single Fund share. The total returns in the Table represent the rate an investor would have earned on an investment in the Fund for the period stated, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, whose independent auditors' report along with the Fund's financial statements, are included in the Fund's annual report dated September 30, 2003, which is available upon request.



                                                                                      FOR THE         FOR THE
                                                                                       ELEVEN         PERIOD
                                                                                       MONTHS     MAY 3, 1999***
                                                                                       ENDED          THROUGH
                                             FOR THE YEAR ENDED SEPT. 30,            SEPT. 30,      OCTOBER 31,
                                   -------------------------------------------     ------------- ----------------
                                       2003             2002           2001            2000            1999
                                   -----------     -----------     -----------     -----------       -----------

 For a share outstanding Throughout the period:

Net asset value, beginning
of period                          $      1.00     $      1.00     $      1.00     $      1.00       $      1.00
                                   -----------     -----------     -----------     -----------       -----------

Income from investment
operations:
  Net investment income                  0.006           0.014           0.043           0.050             0.023

Less dividends:
   Dividends from net
investment
    Income                              (0.006)         (0.014)         (0.043)         (0.050)           (0.023)
                                   -----------     -----------     -----------     -----------       -----------

Net asset value, end of period     $      1.00     $      1.00     $      1.00     $      1.00       $      1.00
                                   ===========     ===========     ===========     ===========       ===========

Ratio/Supplemental Data:
Total return                              0.58%           1.39%           4.72%           5.16%**           2.29%**
Net assets, end of period
(000's)                            $    14,866     $    17,635     $    18,233     $    24,956       $    24,956

Ratio to average net assets:
Net investment income                     0.58%           1.37%           4.31%           5.50%*            4.58%*
Operating expenses including
reimbursement/
waiver/recoupment                         0.75%           0.75%           0.75%           0.55%*            0.55%*
Operating expenses excluding
reimbursement/ waiver/recoupment          0.87%           0.81%           0.71%           0.60%*            1.07%*

-------------------------------------------------------------------------------------------------------------------

      * - Annualized    ** - Unannualized   *** - Commencement of operations

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                                   PFMAM, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated January 31, 2003, as supplemented February 14, 2004. The SAI is incorporated herein by reference and is available without charge by writing to the Fund's administrator or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Fund is also available on the EDGAR DATABASE on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-9064

CADRE AFFINITY FUND - MONEY MARKET SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS

JANUARY 31, 2004, AS SUPPLEMENTED FEBRUARY 14, 2004

--------------------------------------------------------------------------------

Cadre Affinity Fund - Money Market Series (the "Fund") is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. There are no minimum investment requirements.

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                    CADRE AFFINITY FUND - MONEY MARKET SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST




About the Fund................................................................1

Fund Performance..............................................................2

Investor Expenses.............................................................3

Investment Objective and Policies.............................................4

Management Arrangements.......................................................6

How to Buy Shares.............................................................7

How to Redeem Shares.........................................................10

Exchange Privilege...........................................................11

Net Asset Value..............................................................13

Dividends and Distributions..................................................13

Taxes........................................................................13

Distribution Plan............................................................14

Performance Information......................................................15

Additional Information.......................................................15

Financial Highlights.........................................................17

                                 ABOUT THE FUND

INVESTMENT GOALS. Cadre Affinity Fund - Money Market Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies, and other institutional investors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Portfolio's investment adviser.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

     -   U.S. Government Obligations

     -   Bank Obligations

     -   Commercial Paper

     -   Repurchase Agreements

     -   Floating-Rate and Variable-Rate Obligations

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                FUND PERFORMANCE

The information provided below gives some indication of the risks of an investment in the Fund by showing how the Fund's performance has varied year to year and by comparing the Fund's performance with a broad measure of market performance. Please keep in mind that the Fund's past performance does not represent how it will perform in the future. Prior to February 14, 2004, Cadre Financial Services, Inc. ("Cadre") served as the investment adviser of the Portfolio.

                           CALENDAR YEAR TOTAL RETURNS

                        YEAR                            RETURN
                        ----                            ------
                        2000                            5.97%
                        2001                            3.67%
                        2002                            1.15%
                        2003                            0.44%

BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIOD SHOWN ABOVE)

                  BEST QUARTER RETURN                WORST QUARTER RETURN
                  -------------------                --------------------
                  1.53% (3Q 2000)                    0.07% (3Q 2003)

AVERAGE ANNUAL TOTAL RETURNS AS OF  12/31/03

         FUND/INDEX                    1-YEAR       SINCE INCEPTION (05-03-99)
         ----------                    ------       --------------------------
         Cadre Affinity Fund -         0.44%                 3.07%
         Money Market Series


         Merrill Lynch 3-Month
         Treasury Bill Index           1.15%                 3.60%

Note: The Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index generally representative of the average yield of three month treasury bills. The Index does not incur expenses and therefore the total returns presented are on a gross rate, unlike the Fund's returns which are inclusive of expenses and are presented as a net rate.

For the Fund's current 7-day yield information, call 1-800-221-4524.

                                INVESTOR EXPENSES
The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the fiscal year ended September 30, 2003.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases...........................None
Maximum Deferred Sales Charge (Load).......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................None
Redemption Fee.............................................................None
Exchange Fee...............................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees(1)...................................................... 0.32%
Distribution (12b-1) Fees............................................... 0.10%
Other Expenses(2)....................................................... 0.34%
Total Annual Fund Operating Expenses ................................... 0.76%
-----------------

(1) Includes the investment advisory fee of the Portfolio and the administration fee and transfer agent fee of the Fund.

(2) Includes the Fund's expenses and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:


                1 YEAR         3 YEARS      5 YEARS           10 YEARS
                ------         -------      -------           --------

                $78             $243         $422              $942

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. The Fund seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio.

The Fund has the same investment objective and substantially the same investment policies as the Portfolio. The Portfolio invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust. Investments purchased by the Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions.

The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

BANK OBLIGATIONS--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks. The Portfolio does not intend to purchase CDs or to make fixed time deposits in the foreseeable future.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

COMMERCIAL PAPER--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

The Portfolio will not invest in any corporate debt obligations other than commercial paper.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

LETTERS OF CREDIT--Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments. These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust.

INVESTMENT ADVISER. PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Prior to 2001, investment advisory services were provided to the Investment Adviser's clients by its affiliate, Public Financial Management, Inc. ("Public Financial Management"). In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $13.5 billion in discretionary funds under management as of December 31, 2003, these companies provide their clients with financial, investment advisory and cash management services. As of December 31, 2003, the Investment Adviser had approximately $7.9 billion in client assets under management.

For the previous fiscal year, the Portfolio paid a monthly investment advisory fee which was computed at 0.079% of the Portfolio's average daily net assets. During that fiscal year, the fee was paid to Cadre, the former investment adviser (prior to February 14, 2004).

In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

On February 13, 2004, the Investment Adviser and its wholly-owned subsidiary, PFMAM, Inc. (the "Distributor"), purchased the fund management and administration business of Cadre, the former investment adviser of the Portfolio, and the fund distribution and fixed income investment business of Ambac Securities, Inc. ("Ambac Securities"), the former distributor of the Fund's shares.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

             0.19% on the first $250 million of average daily net assets 0.165% on the next $750 million of average daily net assets 0.14% on average daily net assets in excess of $1 billion.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, PFMAM, Inc., a registered broker-dealer and member of the National Association of Securities Dealers that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Fund's net assets each day determined as of the close of business on that day or the last previous business day.

INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Fund.


                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through the Distributor. Prior to February 14, 2004, Ambac Securities served as the distributor of the Fund's shares.

All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 p.m. Eastern time by calling 1-800-221-4524 (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed new account application must be mailed to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779
                           Attn: Client Services

Upon approval of the new account application, an account number will be provided within twenty-four hours. To obtain a new account application, please call 1-800-221-4524 (select option 4).

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges to accept a wire. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the Custodian onto the purchaser. Purchase payments should be wired to:

                           Cadre Affinity Fund - Money Market Series
                           US Bank NA
                           Minneapolis, MN
                           ABA # 091 000 022
                           Cr. Acct # 104755879178
                           Further Credit (Entity Name):_____________________
                           Fund Account #: __________________________________

PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Affinity Fund - Money Market Series. If you have deposit tickets reflecting your entity name and all or part of your Fund account number, or generic Fund deposit tickets sent to you by the Fund, purchase checks should be sent to:

                           US Bank
                           Bank by Mail
                           P O BOX 1950
                          St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

                           Ms. Cindy Procai, EPMNWS41
                           US Bank
                           60 Livingston Avenue
                           St. Paul, MN 55107

Endorse back of checks `For Deposit Only' to `Cadre Affinity Fund - Money Market Series, 1047-5587-9178' for `Entity Name' & `Cadre Affinity Fund - Money Market Series Account #'. You should notify the Fund to report your check purchase for proper credit only at WWW.PFM-COMPASS.COM, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 1-631-580-8806.

PURCHASE VIA INTERNET-BASED INFORMATION SERVICE. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, NY 11779
                           Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There are no minimum investment requirements. However, the Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value per share computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next business days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an original signed account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 P.M., Eastern time, or before the closing of the U.S. Government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name, number and address and the amount of the redemption and must be signed by each person shown on the account application as an authorized signatory of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779
                           Attn: Funds Transfer Department

CHECK REDEMPTION PRIVILEGE. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Standard stock checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by a check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time. Information regarding additional cash management services, including a description of services and fees, can be provided by the Administrator upon request.

REDEMPTION REQUESTS VIA COMPASS. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, NY 11779
                           Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).


                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Reserve Fund - Money Market Series (another series of the Trust) based upon the net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).

All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern time, or as of the closing time of the U.S. Government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.

INTERNET EXCHANGE PROCEDURES. Shares may also be exchanged on Compass at WWW.PFM-COMPASS.COM. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).

                                 NET ASSET VALUE

Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.


                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Fund does not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The back-up withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in the Fund.


                                DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that authorizes it to pay expenses relating to the sale and distribution of its shares. Pursuant to the plan, the Fund makes payments to the Distributor in an amount equal to an annual rate of 0.10% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund. Because the payments are made from fund assets on an on-going basis, over time it will increase the cost of an investment in shares and may cost more than paying other types of sales charges.

The Distributor may enter into agreements to compensate membership associations and other organizations whose members purchase shares of the Fund and which provide certain services to the Fund or the Distributor. These services may include, but are not limited to, granting a license to the Fund to use the organization's name and logos, providing the Distributor with mailing lists of its members and information about its members and permitting dissemination of Fund materials to its members. The Distributor may also make payments to banks and brokerage firms that distribute shares of the Fund to customers for providing shareholder related services. Payments to a bank or broker are made at the annual rate of 0.10% of the average daily net assets of the Fund attributable to shares held by customers of that bank or broker.


                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.


                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has eight series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in individual securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has an identical investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

                              FINANCIAL HIGHLIGHTS

The Financial Highlights Table is intended to help you understand the Fund's financial performance since May 3, 1999 (the date it commenced operations). Certain information reflects financial results for a single Fund share. The total returns in the Table represent the rate an investor would have earned on an investment in the Fund for the period stated, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, whose independent auditors' report along with the Fund's financial statements, are included in the Fund's annual report dated September 30, 2003, which is available upon request.


                                                                                    FOR THE        FOR THE
                                                                                    ELEVEN         PERIOD
                                                                                    MONTHS      MAY 3, 1999***
                                                                                    ENDED           THROUGH
                                          FOR THE YEAR ENDED SEPT. 30,             SEPT. 30,        OCT. 31,
                                 -------------------------------------------     -----------       -----------
                                     2003            2002            2001            2000             1999
                                 -----------     -----------     -----------     -----------       -----------

 For a share outstanding throughout the period:


Net asset value, beginning
  of period                      $      1.00     $      1.00     $      1.00     $      1.00       $      1.00
                                 -----------     -----------     -----------     -----------       -----------

Income from investment
  operations:
  Net investment income                0.006           0.014           0.049           0.052             0.023

Less dividends:
  Dividends from net
     investment income                (0.006)         (0.014)         (0.049)         (0.052)           (0.023)
                                 -----------     -----------     -----------     -----------       -----------

Net asset value, end of period   $      1.00     $      1.00     $      1.00     $      1.00       $      1.00
                                 ===========     ===========     ===========     ===========       ===========

Ratio/Supplemental Data:
Total return                            0.59%           1.43%           4.70%           5.28%**           2.35%**
Net assets, end of period
(000's)                          $    20,463     $    25,704     $    28,230     $    78,287       $    49,512

Ratio to average net assets:
Net investment income                   0.61%           1.44%           4.90%           5.67%*            4.65%*
Operating expenses including
 reimbursement/
 waiver/recoupment                      0.76%           0.70%           0.57%           0.57%*            0.57%*
Operating expenses excluding
 reimbursement/
 waiver/recoupment                      0.76%           0.70%           0.51%           0.51%*            0.86%*

-----------------------------------------------------------------------------------------------------------------


      * - Annualized    ** - Unannualized   *** - Commencement of operations

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                                   PFMAM, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated January 31, 2004, as supplemented February 14, 2004. The SAI is incorporated herein by reference and is available without charge by writing to the Fund's administrator or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Fund is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.







Investment Company Act File No. 811-9064

CADRE LIQUID ASSET FUND - U.S.  GOVERNMENT SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS

JANUARY 31, 2004, AS SUPPLEMENTED FEBRUARY 14, 2004

--------------------------------------------------------------------------------


Cadre Liquid Asset Fund - U.S. Government Series (the "Fund") is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. There are no minimum investment requirements.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

About the Fund...............................................................1

Fund Performance.............................................................2

Investor Expenses............................................................3

Investment Objective and Policies............................................4

Management Arrangements......................................................5

How to Buy Shares............................................................7

How to Redeem Shares.........................................................9

Exchange Privilege..........................................................10

Net Asset Value.............................................................12

Dividends and Distributions.................................................12

Taxes.......................................................................12

Performance Information.....................................................13

Additional Information......................................................14

Financial Highlights........................................................16

                                 ABOUT THE FUND

INVESTMENT GOALS. Cadre Liquid Asset Fund - U.S. Government Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies, and other institutional investors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Portfolio's investment adviser.

The U.S. Government Money Market Portfolio is a diversified portfolio that invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by U.S. government securities.

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                FUND PERFORMANCE

The return information provided below gives some indication of the risks of an investment in the Fund by showing how the Fund's performance has varied year to year and by comparing the Fund's performance with a broad measure of market performance. Please keep in mind that the Fund's past performance does not represent how it will perform in the future. Prior to February 14, 2004, Cadre Financial Services, Inc. ("Cadre") served as the investment adviser of the Portfolio.

                           CALENDAR YEAR TOTAL RETURNS

                        YEAR                      RETURNS
                        ----                      -------
                        1997                      5.40%
                        1998                      5.21%
                        1999                      4.78%
                        2000                      5.90%
                        2001                      3.56%
                        2002                      1.19%
                        2003                      0.51%

BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIODS SHOWN ABOVE)

                  BEST QUARTER RETURN                WORST QUARTER RETURN
                  -------------------                --------------------
                  1.53% (3Q 2000)                    0.10% (3Q 2003)

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

                                                                Since Inception
        FUND/INDEX                     1-YEAR        5-YEAR        (4-24-96)
        ----------                     ------        ------        ---------
        Cadre Liquid Asset Fund -
        U.S.  Government Series         0.51%        3.17%           3.91%

        Merrill Lynch 3-Month
        Treasury Bill Index             1.15%        3.66%           4.23%

Note: The Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index generally representative of the average yield of three month treasury bills. The Index does not incur expenses and therefore the total returns presented are on a gross rate, unlike the Fund's returns which are inclusive of expenses and are presented as a net rate.

For the Fund's current 7-day yield information, call 1-800-221-4524.



                                INVESTOR EXPENSES

The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the fiscal year ended September 30, 2003.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases..........................None
Maximum Deferred Sales Charge (Load)......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends...............None
Redemption Fee............................................................None
Exchange Fee..............................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees(1).........................................................0.30%
Distribution (12b-1) Fees...................................................None
Other Expenses(2)..........................................................0.45%
Total Annual Fund Operating Expenses (before reimbursement and/or waiver)..0.75%
Reimbursement and/or Waiver of Fund Expenses(3)..........................(0.10)%
Total Annual Fund Operating Expenses (after reimbursement and/or waiver)...0.65%

--------------------------------------------------------------------------
(1) Includes the investment advisory fee of the Portfolio and the administration fee and transfer agent fee of the Fund.

(2) Includes the Fund's expenses and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

(3) The Fund's administration agreement requires PFM Asset Management LLC to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.65% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by PFM Asset Management LLC are carried forward and may be repaid by the Fund in the future, but only if the repayment does not cause the expense limitation to be exceeded. During the year end September 30, 2003, Cadre Financial Services, Inc, the Fund's former investment adviser, deemed $37,823 as unrecoverable (see, "Management Arrangements"). As of September 30, 2003, excess expenses subject to reimbursement by the Fund were $29,445.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR             3 YEARS            5 YEARS          10 YEARS
             ------             -------            -------          --------

              $66                $230                $407             $921


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. The Fund seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio.

The Fund has the same investment objective and substantially the same investment policies as the Portfolio. The Portfolio invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities") and repurchase agreements collateralized by Government Securities.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating- and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").


                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust.

INVESTMENT ADVISER. PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Prior to 2001, investment advisory services were provided to the Investment Adviser's clients by its affiliate, Public Financial Management, Inc. ("Public Financial Management"). In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $13.5 billion in discretionary funds under management as of December 31, 2003, these companies provide their clients with financial, investment advisory and cash management services. As of December 31, 2003, the Investment Adviser had approximately $7.9 billion in client assets under management.

For the previous fiscal year, the Portfolio paid a monthly investment advisory fee which was computed at 0.06% of the Portfolio's average daily net assets. During that fiscal year, the fee was paid to Cadre, the former investment adviser (prior to February 14, 2004).

In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

On February 13, 2004, the Investment Adviser and its wholly-owned subsidiary, PFMAM, Inc. (the "Distributor"), purchased the fund management and administration business of Cadre, the former investment adviser of the Portfolio, and the fund distribution and fixed income investment business of Ambac Securities, Inc. ("Ambac Securities"), the former distributor of the Fund's shares.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

         0.19% on the first $250 million of average daily net assets 0.165% on the next $750 million of average daily net assets 0.14% on average daily net assets in excess of $1 billion

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, PFMAM, Inc., a registered broker-dealer and member of the National Association of Securities Dealers that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Fund's net assets each day determined as of the close of business on that day or the last previous business day.

INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Fund.


                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through the Distributor. Prior to February 14, 2004, Ambac Securities served as the distributor of the Fund's shares.

All purchases of shares are effected at the net asset value per share next determined after a properly executed order is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 p.m. Eastern time by calling 1-800-221-4524 (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed new account application must be mailed to:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779
                           Attn: Client Services

Upon approval of the new account application, an account number will be provided within twenty-four hours. To obtain a new account application, please call 1-800-221-4524 (select option 4).

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges to accept a wire. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the Custodian onto the purchaser. Purchase payments should be wired to:

                           Cadre Liquid Asset Fund -- U.S. Government Series US Bank NA
                           Minneapolis, MN
                           ABA # 091 000 022
                           Cr.  Acct # 1702 2503 5030
                           Further Credit (Entity Name): __________________ Fund Account # ________________


PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Liquid Asset Fund -- U.S. Government Series. Purchase checks should be sent to:

                           US Bank
                           Bank by Mail
                           P O BOX 1950
                           St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

                           Ms. Cindy Procai, EPMNWS41
                           US Bank
                           60 Livingston Avenue
                           St. Paul, MN 55107

Endorse back of checks `For Deposit Only' to `Cadre Liquid Asset Fund -- U.S. Government Series, 1702-2503-5030' for `Entity Name' & `Cadre Liquid Asset Fund -- U.S. Government Series Account #'. You should notify the Fund to report your check purchase for proper credit only at WWW.PFM-COMPASS.COM, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 1-631-580-8806.

PURCHASE VIA INTERNET-BASED INFORMATION SERVICE. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, NY 11779
                           Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There are no minimum investment requirements. However, the Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the forms needed.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value per share computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next business days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who redeems during any 90 day period shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern time, or before the closing of the U.S. Government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name, number, address and redemption amount and be signed by each person shown on the account application as an authorized signatory of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00)

Written redemption requests should be sent to:

         PFM Asset Management LLC
         905 Marconi Avenue
         Ronkonkoma, New York  11779
         Attn: Funds Transfer Department

CHECK REDEMPTION PRIVILEGE. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Standard stock checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time. Information regarding additional cash management services, including a description of services and fees, can be provided by the Administrator upon request.

REDEMPTION REQUESTS VIA COMPASS. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

         PFM Asset Management LLC
         905 Marconi Avenue
         Ronkonkoma, NY 11779
         Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at (800) 221-4524 (select option 7).

                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Reserve Fund -- U.S. Government Series (another series of the Trust) based upon the net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).

All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern time, or as of the closing time of the U.S. Government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.

INTERNET EXCHANGE PROCEDURES. Shares may also be exchanged on Compass at WWW.PFM-COMPASS.COM. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).


                                 NET ASSET VALUE

Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.


                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.


                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Fund does not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The back-up withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in the Fund.


                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.


                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has eight series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in individual securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has an identical investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

                              FINANCIAL HIGHLIGHTS

The Financial Highlights Table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the Table represent the rate an investor would have earned on an investment in the Fund for the period stated, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, whose independent auditors' report along with the Fund's financial statements, are included in the Fund's annual report dated September 30, 2003, which is available upon request.

                                                                                FOR THE
                                                                                 ELEVEN
                                                                                 MONTHS
                                                                                 ENDED        FOR THE YEAR ENDED
                                           FOR THE YEAR ENDED SEPT. 30,        SEPT. 30,             OCT. 31,
                                        --------------------------------      ----------   ---------------------
                                         2003         2002        2001          2000          1999          1998
                                         ----         ----        ----          ----          ----          ----

For a share outstanding
  throughout the period

Net asset value, beginning of period   $  1.00     $   1.00     $   1.00     $   1.00       $   1.00     $  1.00

Income from investment operations:

  Net investment income                  0.007        0.015        0.046        0.051          0.046       0.052
Less dividends:

  Dividends from net investment
     income                             (0.007)      (0.015)      (0.046)      (0.051)        (0.046)     (0.052)

Net asset value, end of period         $  1.00     $   1.00     $   1.00     $   1.00       $   1.00     $  1.00
                                       =======     ========     ========     ========       ========     =======

Ratio/Supplemental Data:
  Total Return                            0.66%        1.47%        4.55%        5.25%**        4.70%       5.17%
Net assets, end of period (000's)      $ 8,594     $ 22,384     $ 24,499     $ 36,136       $ 45,148     $ 98,229
Ratio to average net assets:
  net investment income                   0.69%        1.53%        4.61%        5.57%**        4.61%       5.17%
Operating expenses including
  reimbursement/waiver/recoupment         0.65%        0.65%        0.64%        0.45%          0.45%       0.41%
Operating expenses excluding
  reimbursement/waiver/recoupment         0.75%        0.76%        0.54%        0.63%          0.55%       0.47%



* - Annualized                        ** - Unannualized

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                                   PFMAM, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022


The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated January 31, 2004, as supplemented February 14, 2004. The SAI is incorporated herein by reference and is available without charge by writing to the Fund's administrator or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Fund is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act File No.  811-9064

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS


JANUARY 31, 2004, AS SUPPLEMENTED FEBRUARY 14, 2004

--------------------------------------------------------------------------------

Cadre Liquid Asset Fund - Money Market Series (the "Fund") is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. There are no minimum investment requirements.

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST


ABOUT THE FUND................................................................1

FUND PERFORMANCE..............................................................2

INVESTOR EXPENSES.............................................................3

INVESTMENT OBJECTIVE AND POLICIES.............................................4

MANAGEMENT ARRANGEMENTS.......................................................6

HOW TO BUY SHARES.............................................................7

HOW TO REDEEM SHARES.........................................................10

EXCHANGE PRIVILEGE...........................................................11

NET ASSET VALUE..............................................................12

DIVIDENDS AND DISTRIBUTIONS..................................................13

TAXES........................................................................13

PERFORMANCE INFORMATION......................................................14

ADDITIONAL INFORMATION.......................................................15

FINANCIAL HIGHLIGHTS.........................................................17

                                 ABOUT THE FUND

INVESTMENT GOALS. Cadre Liquid Asset Fund - Money Market Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies, and other institutional investors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Portfolio's investment adviser.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

         -        U.S. Government Obligations

         -        Bank Obligations

         -        Commercial Paper

         -        Repurchase Agreements

         -        Floating-Rate and Variable-Rate Obligations

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                FUND PERFORMANCE

The information provided below gives some indication of the risks of an investment in the Fund by showing how the Fund's performance has varied from year to year and by comparing the Fund's performance with a broad measure of market performance. Please keep in mind that the Fund's past performance does not represent how it will perform in the future. Prior to February 14, 2004, Cadre Financial Services, Inc. ("Cadre") served as the investment adviser of the Portfolio.

                           CALENDAR YEAR TOTAL RETURNS


                             YEAR             RETURN
                             ----             ------
                             2000             6.02%
                             2001             3.63%
                             2002             1.26%
                             2003             0.60%

BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIOD SHOWN ABOVE)

                  BEST QUARTER RETURN                WORST QUARTER RETURN
                  -------------------                --------------------
                  1.56% (3Q 2000)                    0.12% (3Q 2003)

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/03

         FUND/INDEX                      1-YEAR        SINCE INCEPTION (5-3-99)
         ----------                      ------        ------------------------
         Cadre Liquid Asset Fund -       0.60%                  3.15%
         Money Market Series


         Merrill Lynch 3-Month
         Treasury Bill Index             1.15%                  3.60%

Note: The Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index generally representative of the average yield of three month treasury bills. The Index does not incur expenses and therefore the total returns presented are on a gross rate, unlike the Fund's returns which are inclusive of expenses and are presented as a net rate.

For the Fund's current 7-day yield information, call 1-800-221-4524.

                                INVESTOR EXPENSES

The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the fiscal year ended September 30, 2003.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases............................None
Maximum Deferred Sales Charge (Load)........................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................None
Redemption Fee..............................................................None
Exchange Fee................................................................None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees(1).........................................................0.32%
Distribution (12b-1) Fees...................................................None
Other Expenses(2)..........................................................0.30%
Total Annual Fund Operating Expenses.......................................0.62%


---------------

(1) Includes the investment advisory fee of the Portfolio and the administration fee and transfer agent fee of the Fund.

(2) Includes the Fund's expenses and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR      3 YEARS         5 YEARS         10 YEARS
                         ------      -------         -------         --------
                          $63         $199             $346            $774

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. The Fund seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio.

The Fund has the same investment objective and substantially the same investment policies as the Portfolio. The Portfolio invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust. Investments purchased by the Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

BANK OBLIGATIONS--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks. The Portfolio does not intend to purchase CDs or to make fixed time deposits in the foreseeable future.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

COMMERCIAL PAPER--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

The Portfolio will not invest in any corporate debt obligations other than commercial paper.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

LETTERS OF CREDIT--Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust.

INVESTMENT ADVISER. PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Prior to 2001, investment advisory services were provided to the Investment Adviser's clients by its affiliate, Public Financial Management, Inc. ("Public Financial Management"). In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $13.5 billion in discretionary funds under management as of December 31, 2003, these companies provide their clients with financial, investment advisory and cash management services. As of December 31, 2003, the Investment Adviser had approximately $7.9 billion in client assets under management.

For the previous fiscal year, the Portfolio paid a monthly investment advisory fee which was computed at 0.079% of the Portfolio's average daily net assets. During that fiscal year, the fee was paid to Cadre, the former investment adviser (prior to February 14, 2004).

In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

On February 13, 2004, the Investment Adviser and its wholly-owned subsidiary, PFMAM, Inc. (the "Distributor"), purchased the fund management and administration business of Cadre, the former investment adviser of the Portfolio, and the fund distribution and fixed income investment business of Ambac Securities, Inc. ("Ambac Securities"), the former distributor of the Fund's shares.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

         0.19% on the first $250 million of average daily net assets 0.165% on the next $750 million of average daily net assets 0.14% on average daily net assets in excess of $1 billion

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use sub-custodians.

DISTRIBUTOR. The Distributor, PFMAM, Inc., a registered broker-dealer and member of the National Association of Securities Dealers that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Fund's net assets each day determined as of the close of business on that day or the last previous business day.

INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Fund.

                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through the Distributor. Prior to February 14, 2004, Ambac Securities served as the distributor of the Fund's shares.

All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 p.m. Eastern time by calling 1-800-221-4524, (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed new account application must be mailed to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779
                           Attn: Client Services

Upon approval of the new account application, an account number will be provided within twenty-four hours. To obtain a new account application, please call 1-800-221-4524 (select option 4).

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the custodian onto the purchaser.

Purchase payments should be wired to:

         Cadre Liquid Asset Fund - Money Market Series
         US Bank NA
         Minneapolis, MN
         ABA # 091 000 022
         Cr. Acct #170225034835
         Further Credit (Entity Name):___________________________
         Fund Account #: ___________________________

PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Liquid Asset Fund - Money Market Series. If you have deposit tickets reflecting your entity name and all or part of your Fund account number, or generic Fund deposit tickets sent to you by the Fund, purchase checks should be sent to:

                           US Bank
                           Bank by Mail
                           P O BOX 1950
                           St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

                           Ms. Cindy Procai, EPMNWS41
                           US Bank
                           60 Livingston Avenue
                           St. Paul, MN 55107

Endorse back of checks `For Deposit Only' to `Cadre Liquid Asset Fund - Money Market Series, 1702-2503-4835' for `Entity Name' & `Cadre Liquid Asset Fund - Money Market Series Account #'. You should notify the Fund to report your check purchase for proper credit only at WWW.PFM-COMPASS.COM, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 631-580-8806.

PURCHASE VIA INTERNET-BASED INFORMATION SERVICE. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

         PFM Asset Management LLC
         905 Marconi Avenue
         Ronkonkoma, NY 11779
         Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There are no minimum investment requirements. However, the Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value per share computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next business days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an original signed account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern time, or before the closing of the U.S. Government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:

                  PFM Asset Management LLC
                  905 Marconi Avenue
                  Ronkonkoma, New York  11779
                  Attn:  Funds Transfer Department

CHECK REDEMPTION PRIVILEGE. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Standard stock checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by a check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time. Information regarding additional cash management services, including a description of services and fees, can be provided by the Administrator upon request.

REDEMPTION REQUESTS VIA COMPASS. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

         PFM Asset Management LLC
         905 Marconi Avenue
         Ronkonkoma, NY 11779
         Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).


                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Reserve Fund - Money Market Series (another series of the Trust) based upon the net asset values per share of the funds at the time the exchange is effected . No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).

All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern time, or as of the closing time of the U.S. Government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.

INTERNET EXCHANGE PROCEDURES. Shares may also be exchanged on Compass at WWW.PFM-COMPASS.COM. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).


                                 NET ASSET VALUE

Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.


                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.


                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Fund does not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The back-up withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in the Fund.


                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has eight series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in individual securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has an identical investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be out voted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

                              FINANCIAL HIGHLIGHTS

The Financial Highlights Table is intended to help you understand the Fund's financial performance since May 3, 1999 (the date it commenced operations). Certain information reflects financial results for a single Fund share. The total returns in the Table represent the rate an investor would have earned on an investment in the Fund, for the period stated, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, whose independent auditors' report along with the Fund's financial statements, are included in the Fund's annual report dated September 30, 2003, which is available upon request.

                                                                                   FOR THE         FOR THE
                                                                                    ELEVEN         PERIOD
                                                                                    MONTHS      MAY 3, 1999***
                                                                                    ENDED          THROUGH
                                         FOR THE YEAR ENDED SEPT. 30,             SEPT. 30,          OCT. 31,
                                 -------------------------------------------     -----------       -----------
                                     2003            2002            2001           2000               1999
                                 -----------     -----------     -----------     -----------       -----------
 For a share outstanding throughout the period:

Net asset value,
  beginning of period            $      1.00     $      1.00     $      1.00     $      1.00       $      1.00
                                 -----------     -----------     -----------     -----------       -----------

Income from investment
  operations:
  Net investment income          $     0.008           0.016           0.046           0.053             0.024

Less dividends:
  Dividends from net
  investment income                   (0.008)         (0.016)         (0.046)         (0.053)           (0.024)
                                 -----------     -----------     -----------     -----------       -----------

Net asset value, end of period   $      1.00     $      1.00     $      1.00     $      1.00       $      1.00
                                 ===========     ===========     ===========     ===========       ===========

Ratio/Supplemental Data:
Total return                            0.74%           1.55%           4.61%           5.38%**           2.40%**
Net assets, end of period
(000's)                          $    25,984     $    27,623     $    36,036     $    40,534       $    36,415

Ratio to average net assets:
Net investment income                   0.75%           1.60%           4.58%           5.73%*            4.72%*
Operating expenses including
 reimbursement/
 waiver/recoupment                      0.62%           0.59%           0.66%           0.47%*            0.47%*
Operating expenses excluding
 reimbursement/
 waiver/recoupment                      0.62%           0.59%           0.50%           0.53%*            0.94%*



      * - Annualized       ** - Unannualized    *** - Commencement of operations

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                                   PFMAM, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated January 31, 2004, as supplemented February 14, 2004. The SAI is incorporated herein by reference and is available without charge by writing to the Fund's administrator or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Fund is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-9064

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS

JANUARY 31, 2004, AS SUPPLEMENTED FEBRUARY 14, 2004

--------------------------------------------------------------------------------

Cadre Reserve Fund - U.S. Government Series (the "Fund") is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. The minimum initial investment in the Fund is $1 million. Investors must maintain a minimum share account balance of $1 million.

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST


ABOUT THE FUND................................................................1

FUND PERFORMANCE..............................................................2

INVESTOR EXPENSES.............................................................3

INVESTMENT OBJECTIVE AND POLICIES.............................................4

MANAGEMENT ARRANGEMENTS.......................................................6

HOW TO BUY SHARES.............................................................8

HOW TO REDEEM SHARES.........................................................10

EXCHANGE PRIVILEGE...........................................................11

NET ASSET VALUE..............................................................12

DIVIDENDS AND DISTRIBUTIONS..................................................13

TAXES........................................................................13

PERFORMANCE INFORMATION......................................................14

ADDITIONAL INFORMATION.......................................................15

FINANCIAL HIGHLIGHTS.........................................................17

                                 ABOUT THE FUND

INVESTMENT GOALS. Cadre Reserve Fund - U.S. Government Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies, and other institutional investors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Portfolio's investment adviser.

The U.S. Government Money Market Portfolio is a diversified portfolio that invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by U.S. government securities.

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                FUND PERFORMANCE

The information provided below gives some indication of the risks of an investment in the Fund by showing how the Fund's performance has varied year to year and by comparing the Fund's performance with a broad measure of market performance. Please keep in mind that the Fund's past performance does not represent how it will perform in the future. Prior to February 14, 2004, Cadre Financial Services, Inc. ("Cadre") served as the investment adviser of the Portfolio.

                            CALENDAR YEAR TOTAL RETURNS


                            YEAR                 RETURN
                            ----                 ------
                            2000                  6.26%
                            2001                  4.01%
                            2002                  1.55%
                            2003                  0.86%

BEST AND WORST QUARTERLY PERFORMANCE
 (DURING THE PERIOD SHOWN ABOVE)

                  BEST QUARTER RETURN                WORST QUARTER RETURN
                  -------------------                --------------------
                  1.61% (3Q 2000)                    0.19% (3Q 2003)

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

         FUND/INDEX                    1-YEAR      SINCE INCEPTION (1-5-99)
         ----------                    ------      ------------------------
         Cadre Reserve Fund -          0.86%                3.67%
         U.S. Government Series

         Merrill Lynch 3-Month
         Treasury Bill Index           1.15%                3.65%

Note: The Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index generally representative of the average yield of three month treasury bills. The Index does not incur expenses and therefore the total returns presented are on a gross rate, unlike the Fund's which are inclusive of expenses and are presented as a net rate.

For the Fund's current 7-day yield information, call 1-800-221-4524.


                                INVESTOR EXPENSES

The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the year ended September 30, 2003.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases........................... None
Maximum Deferred Sales Charge (Load)........................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................None
Redemption Fee..............................................................None
Exchange Fee................................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees(1).........................................................0.21%
Distribution (12b-1) Fees...................................................None
Other Expenses(2)..........................................................0.06%
Total Annual Fund Operating Expenses (before reimbursement)................0.27%
Reimbursement by Fund (3)..................................................0.06%
Total Annual Fund Operating Expenses (after reimbursement).................0.33%

--------------------------------------------------------------------------------

(1) Includes investment advisory fee of the Portfolio and administration fee and transfer agent fee of the Fund.

(2) Includes the Fund's expenses and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

(3) The Fund's administration agreement requires PFM Asset Management LLC to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.33% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by PFM Asset Management LLC are carried forward and may be repaid by the Fund in the future, but only if the repayment does not cause the expense limitation to be exceeded. During the year ended September 30, 2003, the Fund reimbursed Cadre Financial Services, Inc., the Fund's former investment adviser, $98,589 of past expenses paid or absorbed by Cadre Financial Services, Inc. (see, "Management Arrangements"). During the year ended September 30, 2003, Cadre deemed $65,224 as unrecoverable. As of September 30, 2003, excess expenses subject to reimbursement by the Fund were $23,256.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR        3 YEARS          5 YEARS           10 YEARS
              ------        -------          -------           --------

                 $34          $106              $185             $418


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. The Fund seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio.

The Fund has the same investment objective and substantially the same investment policies as the Portfolio. The Portfolio invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"), and repurchase agreements collateralized by Government Securities.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the investment objective of the Fund, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").

INVESTMENT ADVISER. PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Prior to 2001, investment advisory services were provided to the Investment Adviser's clients by its affiliate, Public Financial Management, Inc. ("Public Financial Management"). In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $13.5 billion in discretionary funds under management as of December 31, 2003, these companies provide their clients with financial, investment advisory and cash management services. As of December 31, 2003, the Investment Adviser had approximately $7.9 billion in client assets under management.

For the previous fiscal year, the Portfolio paid a monthly investment advisory fee which was computed at 0.06% of the Portfolio's average daily net assets. During that fiscal year, the fee was paid to Cadre, the former investment adviser (prior to February 14, 2004).

In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

On February 13, 2004, the Investment Adviser and its wholly-owned subsidiary, PFMAM, Inc. (the "Distributor"), purchased the fund management and administration business of Cadre, the former investment adviser of the Portfolio, and the fund distribution and fixed income investment business of Ambac Securities, Inc. ("Ambac Securities"), the former distributor of the Fund's shares.


ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

         0.10% on the first $250 million of average daily net assets 0.075% on the next $750 million of average daily net assets 0.05% on average daily net assets in excess of $1 billion

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, PFMAM, Inc., a registered broker-dealer and member of the National Association of Securities Dealers that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Fund's net assets each day determined as of the close of business on that day or the last previous business day.

INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Fund.

                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through the Distributor. Prior to February 14, 2004, Ambac Securities served as the distributor of the Fund's shares.

All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 p.m. Eastern time by calling 1-800-221-4524 (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed new account application must be mailed to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779
                           Attn: Client Services

Upon approval of the new account application, an account number will be provided within twenty-four hours. To obtain a new account application, please call 1-800-221-4524 (select option 4).

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges to accept a wire. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the Custodian onto the purchaser. Purchase payments should be wired to:

                   Cadre Reserve Fund - U.S. Government Series
                   US Bank NA
                   Minneapolis, MN
                   ABA # 091 000 022
                   Cr. Acct # 104 755 879103
                   Further Credit (Entity Name): _________________________
                   Fund Account # ______________________________

PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Reserve Fund - U.S. Government Series. If you have deposit tickets reflecting your entity name and all or part of your Fund account number, or generic Fund deposit tickets sent to you by the Fund, purchase checks should be sent to:

                           US Bank
                           Bank by Mail
                           P O BOX 1950
                           St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

                           Ms. Cindy Procai, EPMNWS41
                           US Bank
                           60 Livingston Avenue
                           St. Paul, MN 55107

Endorse back of checks `For Deposit Only' to `Cadre Reserve Fund - U.S. Government Series, 1047-5587-9103' for `Entity Name' & `Cadre Reserve Fund - U.S. Government Series Account #'. You should notify the Fund to report your check purchase for proper credit only at WWW.PFM-COMPASS.COM, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 1-631-580-8806.

PURCHASE VIA INTERNET-BASED INFORMATION SERVICE. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, NY 11779
                           Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. In order to avoid costs associated with small accounts, the Fund requires a minimum initial investment of $1 million. Subsequent investments may be made in any amount. Accounts with balances of less than $1 million as a result of redemptions are subject to redemption at the option of the Fund. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value per share computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an original signed account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern time, or before the closing of the U.S. Government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name, number, address, redemption amount and be signed by each person shown on the account application as an authorized signatory of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779
                           Attn: Funds Transfer Department

REDEMPTION REQUESTS VIA COMPASS. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, NY 11779
                           Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at (800) 221-4524 (select option 7).


                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Affinity Fund - U.S. Government Series or Cadre Liquid Asset Fund - U.S. Government Series (other series of the Trust) based upon the net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).

All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern time, or as of the closing time of the U.S. Government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. The signature of each person signing the exchange request must be guaranteed by an eligible guarantor institution. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.

INTERNET EXCHANGE PROCEDURES. Shares may also be exchanged on Compass at WWW.PFM-COMPASS.COM. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).


                                 NET ASSET VALUE

Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.


                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Fund does not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The back-up withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in the Fund.


                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has eight series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in individual securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has an identical investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors.

The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

                              FINANCIAL HIGHLIGHTS

The Financial Highlights Table is intended to help you understand the Fund's financial performance since January 5, 1999 (the date it commenced operations). Certain information reflects financial results for a single Fund share. The total returns in the Table represent the rate an investor would have earned on an investment in the Fund for the period stated, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, whose independent auditors' report along with the Fund's financial statements, are included in the Fund's annual report dated September 30, 2003, which is available upon request.


                                                                                                           FOR THE
                                                                                         FOR THE            PERIOD
                                                                                          ELEVEN           JANUARY 5,
                                                                                          MONTHS            1999***
                                               FOR THE YEAR ENDED SEPT. 30,               ENDED             THROUGH
                                                                                         SEPT. 30,          OCT. 31,
                                      ---------------------------------------------     -----------       ------------
                                          2003             2002             2001           2000               1999
                                      ------------     ------------     -----------     -----------       ------------
For a share outstanding throughout the period:


Net asset value, beginning of
period                                $       1.00     $       1.00     $      1.00     $      1.00       $       1.00
                                      ------------     ------------     -----------     -----------       ------------

 Income from investment operations:
   Net investment income                     0.010            0.018           0.047           0.053              0.040

 Less dividends:
   Dividends from net investment
   income                                   (0.010)          (0.018)         (0.047)         (0.053)            (0.040)
                                      ------------     ------------     -----------     -----------       ------------

 Net asset value, end of period       $       1.00     $       1.00     $      1.00     $      1.00       $       1.00
                                      ============     ============     ===========     ===========       ============

 Ratio/Supplemental Data:
 Total return                                 1.01%            1.83%           5.04%           5.52%**            4.04%**
 Net assets, end of period (000's)    $    179,348     $    123,094     $    96,224     $    50,378       $    114,563

 Ratio to average net assets:
 Net investment income                        0.97%            1.80%           4.71%           5.82%*             4.86%*
 Operating expenses including
  reimbursement/waiver/ recoupment            0.33%            0.33%           0.22%           0.20%*             0.20%*
 Operating expenses excluding
  reimbursement/waiver/ recoupment            0.27%            0.29%           0.31%           0.28%*             0.49%*

----------------------------------------------------------------------------------------------------------------------


* - Annualized         ** - Unannualized        *** - Commencement of operations

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                                   PFMAM, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated January 31, 2004, as supplemented February 14, 2004. The SAI is incorporated herein by reference and is available without charge by writing to the Fund's administrator or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Fund is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File No. 811-9064

CADRE RESERVE FUND - MONEY MARKET SERIES
A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS

JANUARY 31, 2004, AS SUPPLEMENTED FEBRUARY 14, 2004

--------------------------------------------------------------------------------

Cadre Reserve Fund - Money Market Series (the "Fund") is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charge is imposed on the purchase or redemption of shares. The minimum initial investment in the Fund is $1 million. Investors must maintain a minimum share account balance of $1 million.

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                    CADRE RESERVE FUND - MONEY MARKET SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST



ABOUT THE FUND...............................................................1

FUND PERFORMANCE.............................................................2

INVESTOR EXPENSES............................................................3

INVESTMENT OBJECTIVE AND POLICIES............................................4

MANAGEMENT ARRANGEMENTS......................................................6

HOW TO BUY SHARES............................................................7

HOW TO REDEEM SHARES........................................................10

EXCHANGE PRIVILEGE..........................................................11

NET ASSET VALUE.............................................................12

DIVIDENDS AND DISTRIBUTIONS.................................................13

TAXES.......................................................................13

PERFORMANCE INFORMATION.....................................................14

ADDITIONAL INFORMATION......................................................15

FINANCIAL HIGHLIGHTS........................................................17

                                 ABOUT THE FUND

INVESTMENT GOALS. Cadre Reserve Fund - Money Market Series (the "Fund") is a series of Cadre Institutional Investors Trust (the "Trust"), a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies, and other institutional investors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program. The Fund is listed on the National Association of Insurance Commissioners' Approved List of Money Market Mutual Funds.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"). The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Portfolio's investment adviser.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

         -        U.S. Government Obligations

         -        Bank Obligations

         -        Commercial Paper

         -        Repurchase Agreements

         -        Floating-Rate and Variable-Rate Obligations

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                FUND PERFORMANCE

The information provided below gives some indication of the risks of an investment in the Fund by showing how the Fund's performance has varied year to year and by comparing the Fund's performance with a broad measure of market performance. Please keep in mind that the Fund's past performance does not represent how it will perform in the future. Prior to February 14, 2004, Cadre Financial Services, Inc. ("Cadre") served as the investment adviser of the Portfolio.

                                    CALENDAR YEAR TOTAL RETURNS


                                    YEAR                  RETURN
                                    2000                  6.35%
                                    2001                  4.03%
                                    2002                  1.59%
                                    2003                  0.93%

BEST AND WORST QUARTERLY PERFORMANCE
 (DURING THE PERIOD SHOWN ABOVE)

                  BEST QUARTER RETURN                WORST QUARTER RETURN
                  -------------------                --------------------
                  1.63% (4Q 2000)                    0.20% (3Q 2003)

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

         FUND/INDEX                   1-YEAR         SINCE INCEPTION (5-19-99)
         ----------                   ------         -------------------------
         Cadre Reserve Fund -         0.93%                   3.64%
         Money Market Series

         Merrill Lynch 3-Month
         Treasury Bill Index          1.15%                   3.59%

Note: The Merrill Lynch 3-Month Treasury Bill Index is an unmanaged index generally representative of the average yield of three month treasury bills. The Index does not incur expenses and therefore the total returns presented are on a gross rate, unlike the Fund's returns which are inclusive of expenses and are presented as a net rate.

For the Fund's current 7-day yield information, call 1-800-221-4524.

                                INVESTOR EXPENSES

The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of the Fund. It is based on actual expenses incurred for the fiscal year ended September 30, 2003.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases............................None
Maximum Deferred Sales Charge (Load)........................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................None
Redemption Fee..............................................................None
Exchange Fee................................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees(1).........................................................0.23%
Distribution (12b-1) Fees...................................................None
Other Expenses(2)..........................................................0.03%
Total Annual Fund Operating Expenses (before reimbursement)................0.26%
Reimbursement by Fund (3)..................................................0.02%
Total Annual Fund Operating Expenses (after reimbursement).................0.28%

---------------

(1) Includes investment advisory fee of the Portfolio and the administration fee and transfer agent fee of the Fund.

(2) Includes the Fund's expenses and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

(3) The Fund's administration agreement requires PFM Asset Management LLC to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed an annual rate of 0.30% of the average daily net assets of the Fund. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess expenses paid or absorbed by PFM Asset Management LLC are carried forward and may be repaid by the Fund in the future, but only if the repayment does not cause the expense limitation to be exceeded. During the year ended September 30, 2003, the Fund reimbursed Cadre Financial Services, Inc., the Fund's former investment adviser, $52,766 of past expenses paid or absorbed by Cadre (see, "Management Arrangements"). As of September 30, 2003, excess expenses subject to reimbursement by the Fund were $0.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR         3 YEARS      5 YEARS     10 YEARS
             ------         -------      -------      -------

              $31            $97          $169        $381


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. The Fund seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Portfolio.

The Fund has the same investment objective and substantially the same investment policies as the Portfolio. The Portfolio invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust. Investments purchased by the Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

BANK OBLIGATIONS--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks. The Portfolio does not intend to purchase CDs or to make fixed time deposits in the foreseeable future.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

COMMERCIAL PAPER--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

The Portfolio will not invest in any corporate debt obligation other than commercial paper.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

LETTERS OF CREDIT--Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objective of the Fund and the Portfolio, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").


                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust.

INVESTMENT ADVISER. PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Prior to 2001, investment advisory services were provided to the Investment Adviser's clients by its affiliate, Public Financial Management, Inc. ("Public Financial Management"). In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $13.5 billion in discretionary funds under management as of December 31, 2003, these companies provide their clients with financial, investment advisory and cash management services. As of December 31, 2003, the Investment Adviser had approximately $7.9 billion in client assets under management.

For the previous fiscal year, the Portfolio paid a monthly investment advisory fee which was computed at 0.079% of the Portfolio's average daily net assets. During that fiscal year, the fee was paid to Cadre, the former investment adviser (prior to February 14, 2004).
In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

On February 13, 2004, the Investment Adviser and its wholly-owned subsidiary, PFMAM, Inc. (the "Distributor"), purchased the fund management and administration business of Cadre, the former investment adviser of the Portfolio, and the fund distribution and fixed income investment business of Ambac Securities, Inc. ("Ambac Securities"), the former distributor of the Fund's shares.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

              0.10% on the first $250 million of average daily net assets 0.075% on the next $750 million of average daily net assets 0.05% on average daily net assets in excess of $1 billion

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, PFMAM, Inc., a registered broker-dealer and member of the National Association of Securities Dealers that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Fund's net assets each day determined as of the close of business on that day or the last previous business day.

INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Fund.


                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through the Distributor. Prior to February 14, 2004, Ambac Securities served as the distributor of the Fund's shares.

All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 p.m. Eastern time by calling 1-800-221-4524 (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed new account application must be mailed to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779
                           Attn: Client Services

Upon approval of the new account application, an account number will be provided within twenty-four hours. To obtain a new account application, please call 1-800-221-4524 (select option 4).

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges to accept a wire. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the Custodian onto the purchaser. Purchase payments should be wired to:

                         Cadre Reserve Fund - Money Market Series
                         US Bank NA
                         Minneapolis, MN
                         ABA # 091 000 022
                         Cr. Acct # 104755879194
                         Further Credit (Entity Name): ______________________
                         Fund Account #: _________________________________

PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to: Cadre Reserve Fund - Money Market Series. If you have deposit tickets reflecting your entity name and all or part of your Fund account number, or generic Fund deposit tickets sent to you by the Fund, purchase checks should be sent to:

                           US Bank
                           Bank by Mail
                           P O BOX 1950
                           St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

                           Ms. Cindy Procai, EPMNWS41
                           US Bank
                           60 Livingston Avenue
                           St. Paul, MN 55107

Endorse back of checks `For Deposit Only' to `Cadre Reserve Fund - Money Market Series, 1047-5587-9194' for `Entity Name' & `Cadre Reserve Fund - Money Market Series Account #'. You should notify the Fund to report your check purchase for proper credit only at WWW.PFM-COMPASS.COM, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 1-631-580-8806.

PURCHASE VIA INTERNET-BASED INFORMATION SERVICE. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, NY 11779
                           Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. In order to avoid costs associated with small accounts, the Fund requires a minimum initial investment of $1 million. Subsequent investments may be made in any amount. Accounts with balances of less than $1million as a result of redemptions are subject to redemption at the option of the Fund. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the necessary form.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value per share computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next business days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an original signed account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern time, or before the closing of the U.S. Government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name, number and address and the amount of the redemption and must be signed by each person shown on the account application as an authorized signatory of the account. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, New York  11779
                           Attn: Funds Transfer Department

REDEMPTION REQUESTS VIA COMPASS. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

                           PFM Asset Management LLC
                           905 Marconi Avenue
                           Ronkonkoma, NY 11779
                           Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).


                               EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of Cadre Affinity Fund - Money Market Series or the Cadre Liquid Asset Fund - Money Market Series (other series of the Trust) based upon the net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).

All exchanges are subject to applicable minimum initial and subsequent investment requirements of the fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of the Fund and the purchase of shares of another fund. Shares of the Fund will be redeemed at the net asset value per share of the Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern time, or as of the closing time of the U.S. Government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following business day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with the Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.

INTERNET EXCHANGE PROCEDURES. Shares may also be exchanged on Compass at WWW.PFM-COMPASS.COM. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).

                                 NET ASSET VALUE

Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Fund does not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The back-up withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in the Fund.

                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has eight series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in individual securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted on regarding those matters.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

                              FINANCIAL HIGHLIGHTS

The Financial Highlights Table is intended to help you understand the Fund's financial performance since May 19, 1999 (the date it commenced operations). Certain information reflects financial results for a single Fund share. The total returns in the Table represent the rate an investor would have earned on an investment in the Fund for the period stated, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, whose independent auditors' report along with the Fund's financial statements, are included in the Fund's annual report dated September 30, 2003, which is available upon request.

                                                                                                       FOR THE
                                                                                        FOR THE         PERIOD
                                                                                         ELEVEN         MAY 19,
                                                                                         MONTHS         1999***
                                                                                         ENDED          THROUGH
                                             FOR THE YEAR ENDED SEPT. 30,              SEPT. 30,       OCT. 31,
                                   ----------------------------------------------     -----------      -----------
                                       2003             2002              2001            2000             1999
                                   ------------     ------------     ------------     -----------       ----------

 For a share outstanding throughout the period:

Net asset value, beginning
 of period                        $       1.00     $       1.00     $       1.00     $      1.00       $      1.00
                                  ------------     ------------     ------------     -----------       -----------

Income from investment
  operations:
  Net investment income                  0.011            0.018            0.049           0.056             0.023

Less dividends:
  Dividends from net investment
     income                             (0.011)          (0.018)          (0.049)         (0.056)           (0.023)
                                  ------------     ------------     ------------     -----------       -----------

Net asset value, end of period    $       1.00     $       1.00     $       1.00     $      1.00       $      1.00
                                  ============     ============     ============     ===========       ===========

Ratio/Supplemental Data:
Total return                              1.09%            1.86%            5.07%           5.62%**           2.50%**
Net assets, end of period
(000's)                           $    100,636     $    176,071     $    207,359     $    94,521       $    22,397

Ratio to average net assets:
Net investment income                     1.10%            1.84%            4.91%           6.15%*            5.08%*
Operating expenses including
 reimbursement/
 waiver/recoupment                        0.28%            0.30%            0.24%           0.22%*            0.22%*
Operating expenses excluding
 reimbursement/
 waiver/recoupment                        0.26%            0.26%            0.27%           0.32%*            1.87%*

---------------------------------------------------------------------------------------------------------------------

      * - Annualized    ** - Unannualized    *** - Commencement of operations

PAGE>


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                                   PFMAM, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated January 31, 2004, as supplemented February 14, 2004. The SAI is incorporated herein by reference and is available without charge by writing to the Fund's administrator or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Fund is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-9064

SWEEPCASH MONEY MARKET FUND
SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
EACH, A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

PROSPECTUS

JANUARY 31, 2004, AS SUPPLEMENTED FEBRUARY 14, 2004

--------------------------------------------------------------------------------

SweepCash Money Market Fund and SweepCash U.S. Government Money Market Fund (collectively, the "Funds") are two separate series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Funds are money market funds. The investment objective of each of the Funds is high current income, consistent with preservation of capital and maintenance of liquidity.

No sales charges are imposed on the purchase or redemption of shares. There are no minimum investment requirements.

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                           SWEEPCASH MONEY MARKET FUND
                   SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
                  SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST


ABOUT THE SWEEPCASH MONEY MARKET FUND......................................1

ABOUT THE SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND......................2

FUND PERFORMANCE...........................................................2

INVESTOR EXPENSES..........................................................3

INVESTMENT OBJECTIVE AND POLICIES..........................................4

MANAGEMENT ARRANGEMENTS....................................................7

HOW TO BUY SHARES..........................................................9

HOW TO REDEEM SHARES......................................................12

EXCHANGE PRIVILEGE........................................................13

NET ASSET VALUE...........................................................14

DIVIDENDS AND DISTRIBUTIONS...............................................15

TAXES.....................................................................15

DISTRIBUTION PLAN.........................................................16

PERFORMANCE INFORMATION...................................................17

ADDITIONAL INFORMATION....................................................17

                      ABOUT THE SWEEPCASH MONEY MARKET FUND

INVESTMENT GOALS. The SweepCash Money Market Fund is a newly organized series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of entities in the financial services industry, including, banks, broker-dealers, savings and loan associations and other financial institutions, providers or payors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset values of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio. The Money Market Portfolio has the same investment objective and substantially the same investment policies as the Fund. PFM Asset Management LLC (the "Investment Adviser") is the Money Market Portfolio's investment adviser.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

-        U.S. Government Obligations

-        Bank Obligations

-        Commercial Paper and Short-Term Corporate Debt Instruments

-        Repurchase Agreements

-        Floating-Rate and Variable-Rate Obligations


PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

              ABOUT THE SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT GOALS. The SweepCash U.S. Government Money Market Fund is a newly organized series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is high current income, consistent with preservation of capital and maintenance of liquidity.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of entities in the financial services industry, including, banks, broker-dealers, savings and loan associations and other financial institutions, providers or payors. Together with additional services available to shareholders, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset values of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio. The U.S. Government Money Market Portfolio has the same investment objective and substantially the same investment policies as SweepCash U.S. Government Money Market Fund. The Investment Adviser is the U.S. Government Money Market Portfolio's investment adviser.

The U.S. Government Money Market Portfolio is a diversified portfolio that invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government, and repurchase agreements collateralized by U.S. government securities.

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. A weak economy could cause a decline in short-term interest rates. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in a Fund.

                                FUND PERFORMANCE

Because the Funds have not commenced operations as of February 14, 2004, they do not have performance information to report in this Prospectus.

                                INVESTOR EXPENSES

The following Table summarizes the fees and expenses that you will pay if you buy and hold shares of a Fund. It is based on estimates of expenses for the current year.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                SWEEPCASH         SWEEPCASH U.S. GOVERNMENT
                                             MONEY MARKET FUND        MONEY MARKET FUND


Maximum Sales Charge (Load) Imposed on
     Purchases..............................       None                     None


Maximum Deferred Sales Charge (Load)........       None                     None

Maximum Sales Charge (Load) Imposed on
    Reinvested Dividends....................       None                     None

Redemption Fee..............................       None                     None

Exchange Fee................................       None                     None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees(1)........................           0.32%                 0.30%

Distribution (12b-1) Fees..................          0.10%                 0.10%

Other Expenses(2)..........................          0.17%                 0.18%

Total Annual Operating Expenses.............         0.59%                 0.58%

----------------

(1) Includes investment advisory fee of the applicable Portfolio and the administration fee and transfer agent fee of the applicable Fund.

(2) Includes a Fund's share of the applicable Portfolio's operating expenses other than the advisory fee.

EXAMPLE

The following Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that a Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR              3 YEARS
                                               ------              -------

SweepCash Money Market Fund.................      $60                 $189

SweepCash U.S. Government Money
 Market Fund................................      $59                 $186


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. SweepCash Money Market Fund ("Sweep Money Fund") and SweepCash U.S. Government Money Market Fund ("Sweep U.S. Government Money Fund") (together, the "Funds") each seek to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. Sweep Money Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio has the same investment objective and substantially the same investment policies as the Sweep Money Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including:
U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper and other debt obligations of corporations; and repurchase agreements with respect to these obligations.

The Sweep U.S. Government Money Fund pursues its investment objective by investing all of its investable assets in the U.S. Government Portfolio (with the Money Market Portfolio each, a "Portfolio" and collectively, the "Portfolios").

The U.S. Government Portfolio has the same investment objective and substantially the same investment policies as the Sweep U.S. Government Money Fund. It invests exclusively in short-term debt securities issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Governmental Securities"), and repurchase agreements collateralized by Government Securities.

The Portfolios each maintain a dollar-weighted average maturity of 90 days or less, and invest only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolios, including repurchase agreements, must be determined by the Investment Adviser to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments purchased by the Money Market Portfolio will at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Money Market Portfolio does not invest in unrated investments. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolios invest in certain variable-rate and floating-rate securities, but do not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolios based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolios may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS--These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so.

BANK OBLIGATIONS (Money Market Portfolio Only)--These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS (Money Market Portfolio Only)--Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Corporate debt securities include non-convertible bonds, notes and debentures that have no more than thirteen months remaining to maturity at the time of purchase by the Portfolio.

REPURCHASE AGREEMENTS--These agreements involve the purchase of a security by a Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. A Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, a Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed.

LETTERS OF CREDIT (Money Market Portfolio Only)--Debt obligations which the Money Market Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS--Debt obligations purchased by a Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give a Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Funds and the Portfolios do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by a Fund or a Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Money Market Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Funds and the Portfolios are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objectives of the Funds, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of a Fund's or a Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Funds are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").

INVESTMENT ADVISER. PFM Asset Management LLC, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of the Portfolio. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Prior to 2001, investment advisory services were provided to the Investment Adviser's clients by its affiliate, Public Financial Management, Inc. ("Public Financial Management"). In the aggregate, the Investment Adviser and Public Financial Management have acted as financial advisers and investment advisers to more than 8,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $13.5 billion in discretionary funds under management as of December 31, 2003, these companies provide their clients with financial, investment advisory and cash management services. As of December 31, 2003, the Investment Adviser had approximately $7.9 billion in client assets under management.

The Money Market Portfolio pays the Investment Adviser a monthly fee which is computed at the following annual rates:

         0.08% on the first $1.5 billion of average daily net assets 0.075% on the next $500 million of average daily net assets 0.07% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.06% on the average daily net assets in excess of $3 billion

The U.S. Government Money Market Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.06% of the U.S. Government Money Market Portfolio's average daily net assets. In consideration of these fees, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolios.

The Investment Adviser manages the assets of the Portfolios in accordance with the each Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolios.

ADMINISTRATOR. The Investment Adviser provides administrative services to the Funds. These services include: overseeing the preparation and maintenance of all documents and records required to be maintained; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. Each Fund pays a monthly fee for these services which is calculated at the following annual rates:

         0.19% on the first $250 million of average daily net assets 0.165% on the next $750 million of average daily net assets 0.15% on average daily net assets in excess of $1 billion

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Funds' custodian. The Custodian maintains custody of all securities and cash assets of the Funds and the Portfolios and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, PFMAM, Inc., a registered broker-dealer and member of the National Association of Securities Dealers that is a wholly-owned subsidiary of the Investment Adviser, serves as the distributor of the Funds' shares. The Distributor is located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

TRANSFER AGENT. The Investment Adviser also serves as the Funds' transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of a Fund should call 1-800-221-4524 (select option 2) with any questions regarding transactions in shares of a Fund or share account balances. Each Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of that Fund's average daily net assets up to $250,000,000, 0.04% of the Fund's net assets greater than $250,000,000 and less than $1,000,000,000, and 0.03% of the Fund's net assets above $1,000,000,000. Such calculations shall be made by applying the 1/365th annual rate to the Funds' net assets each day determined as of the close of business on that day or the last previous business day.

INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Funds.

                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of a Fund may be purchased on any Business Day through PFMAM, Inc., the Fund's distributor ("Distributor").

All purchases of shares are effected at the net asset value per share next determined after a properly executed order is received by the Distributor provided that federal funds are received on a timely basis and the Participant notifies the Administrator prior to 4:00 P.M. Eastern time by calling 1-800-221-4524 (select option 2), or via Compass, the Fund's internet based information service, on the day that wire transfer credit is sought. Orders received after the close of business will be executed on the following business day. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Bond Market Association (the "BMA") recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, a Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted following notification to the Administrator: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one Business Day after your check is received).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, an account number must be obtained. To obtain an account number, you must mail a completed account application to the Administrator at:

         PFM Asset Management LLC
         905 Marconi Avenue
         Ronkonkoma, New York  11779
         Attn: Client Services

For additional information on purchasing shares, please call 1-800-221-4524.

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Funds' custodian. The Funds do not impose any transaction charges to accept a wire. However, charges may be imposed by the bank that transmits the wire. If the Fund does not receive a wire on the date it was to be transmitted, the Fund will pass any overdraft fee that is imposed by the Custodian onto the purchaser. Purchase payments should be wired to:

         SweepCash Money Market Fund
         US Bank NA
         Minneapolis, MN
         ABA # 091 000 022
         Cr. Acct # [               ]
         Further Credit (Entity Name): __________________________
         Account #: ____________________________________

Or:

         SweepCash U.S. Government Money Market Fund
         US Bank NA
         Minneapolis, MN
         ABA # 091 000 022
         Cr. Acct # [               ]
         Further Credit (Entity Name): ________________________
         Account #: ___________________________________

PURCHASE BY CHECK. Shares may also be purchased by sending a check. Shares will be issued when the check is credited to a Fund's account in the form of federal funds. Normally this occurs on the Business Day following receipt of a check by the Custodian. Checks to purchase shares should indicate the account name and number and be made payable to SweepCash Money Market Fund or SweepCash U.S. Government Money Market Fund. If you have deposit tickets reflecting your entity name and all or part of your Fund account number, or generic Fund deposit tickets sent to you by the Fund, purchase and checks should be sent to:

                           US Bank
                           Bank by Mail
                           P O BOX 1950
                           St. Paul, MN 55101-0950

For OVERNIGHT delivery, if you do not have deposit tickets, mail to:

                           Ms. Cindy Procai, EPMNWS41
                           US Bank
                           60 Livingston Avenue
                           St. Paul, MN 55107

Endorse back of checks `For Deposit Only' to `SweepCash Money Market Fund' or `SweepCash U.S. Government Money Market Fund' for `Entity Name' and , [_____] or [________] for `SweepCash Money Market Fund Account #' or `SweepCash U.S. Government Money Market Fund Account #', respectively. You should notify the Fund to report your check purchase for proper credit only at WWW.PFM-COMPASS.COM, by phone at 1-800-221-4524 (select option 2) or by fax to ACCOUNT RECON at 1-631-580-8806.

PURCHASE VIA INTERNET-BASED INFORMATION SERVICE. Shares may be purchased via Compass, the Fund's Internet-based information service. This method of purchase is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

         PFM Asset Management LLC
         905 Marconi Avenue
         Ronkonkoma, NY 11779
         Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There are no minimum investment requirements. However, a Fund may close your account if it has no balance and there has been no activity for six months. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Funds do not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with a Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 5) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of a Fund on any Business Day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any Business Day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value per share computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next business days' net asset value. However, on days for which the BMA recommends an early closing of the U.S. Government securities markets, net asset value is computed as of the earlier closing time. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an original signed account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

A Fund may pay redemption proceeds by distributing securities held by a Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund, will not be subject to this procedure. In unusual circumstances, a Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 P.M., Eastern time, or before the closing of the U.S. Government securities markets on days when the BMA recommends an early closing of those markets.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, a Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact a Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name, address, number, amount of the redemption and must be signed by each person shown on the account application as an authorized signatory of the account. The Funds reserve the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500).

Written redemption requests should be sent:

         PFM Asset Management LLC
         905 Marconi Avenue
         Ronkonkoma, New York  11779
         Attn: Funds Transfer Department

CHECK REDEMPTION PRIVILEGE. You may make arrangements to redeem shares by check by filling out a checkwriting authorization form and signing the subcustodian bank's certificate of authority form. Checks may be written in any dollar amount not exceeding the balance of your account and may be made payable to any person. Checks will be honored only if they are properly signed by a person authorized on the certificate of authority. Standard stock checks will be furnished without charge. Redemption checks will not be honored if there is an insufficient share balance to pay the check or if the check requires the redemption of shares recently purchased by check which has not cleared. There is a charge for stop-payments or if a redemption check cannot be honored due to insufficient funds or other valid reasons. Checkwriting privileges may be modified or terminated at any time. Information regarding additional cash management services, including a description of services and fees, can be provided by the Administrator upon request.

REDEMPTION REQUESTS VIA COMPASS. Shares may be redeemed via Compass, the Fund's Internet-based information service. This method of redemption is available to Participants who complete and submit a "Compass Internet Service Authorization Form" to the Administrator at:

         PFM Asset Management LLC
         905 Marconi Avenue
         Ronkonkoma, NY 11779
         Attn: Client Services

These forms can be obtained by logging onto the Compass website at WWW.PFM-COMPASS.COM or by calling the Administrator at 1-800-221-4524 (select option 7).


                               EXCHANGE PRIVILEGE

You may exchange shares of Sweep Money Fund for shares of Cadre Reserve Fund -- Money Market Series (another series of the Trust) based upon the net asset values per share of the funds at the time the exchange is effected. You may exchange shares of Sweep U.S. Government Money Fund for shares of Cadre Reserve Fund -- U.S. Government Series (another series of the Trust) based upon the relative net asset values per share of the funds at the time the exchange is effected. No sales charge or other fee is imposed in connection with exchanges. Before requesting an exchange, you should obtain and read the prospectus of the fund whose shares will be acquired in the exchange. Prospectuses can be obtained by calling 1-800-221-4524 (select option 5).

All exchanges are subject to applicable minimum initial and subsequent investment requirements of the Fund whose shares will be acquired. In addition, exchanges are permitted only between accounts that have identical registrations. Shares of a Fund may be acquired in an exchange only if the shares are currently being offered and are legally available for sale in the state of the shareholder's residence.

An exchange involves the redemption of shares of one Fund and the purchase of shares of the other Fund. Shares of a Fund will be redeemed at the net asset value per share of that Fund next computed after receipt of an exchange request in proper form. See "Net Asset Value." Shares of the Fund being acquired in the exchange will be purchased when the proceeds of the redemption become available (normally, on the day the exchange request is received) at the net asset value of those shares then in effect. See "How to Redeem Shares." The acquired shares will be entitled to receive dividends in accordance with the policies of the applicable Fund.

The exchange privilege may be modified or terminated at any time. However, 60 days' prior notification of any modification or termination will be given to shareholders.

TELEPHONE EXCHANGE PROCEDURES. A request to exchange shares may be placed by calling 1-800-221-4524 (select option 2). Telephone exchange requests that are not received prior to 2:00 p.m., Eastern time, or as of the closing time of the U.S. Government securities markets on days when the BMA recommends an early closing time of such markets, will be processed the following Business Day. You will be sent a written confirmation of an exchange transaction. As in the case of telephone redemption requests, reasonable procedures are used to confirm that telephone exchange instructions are genuine. If these procedures are used, a Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions. An exchange by telephone may be made only if the telephone exchange privilege has been selected on the account application, or if written instructions are on file.

During periods of severe market or economic conditions, it may be difficult to contact the Funds by telephone. In that event, you should follow the procedures described below for written requests and send the request by overnight delivery.

WRITTEN EXCHANGE PROCEDURES. Requests to exchange shares may be submitted in writing. Each written exchange request should specify the complete account name and number of your account with a Fund, the amount to be exchanged, and the name of the fund whose shares are to be acquired in the exchange. The request must be signed by each of the persons who the shareholder has specified as required to sign redemption requests. Written exchange requests should be sent to the address indicated above under "How to Redeem Shares - Written Redemption Requests" or faxed to the Administrator at 1-631-580-8804.

INTERNET EXCHANGE PROCEDURES. Shares may also be exchanged on Compass at WWW.PFM-COMPASS.COM. Any questions regarding this method of exchange should be directed to the Administrator by calling 1-800-221-4524 (select option 2).


                                 NET ASSET VALUE

Net asset value per share is normally computed at the end of each business day of the Federal Reserve Bank of New York, normally as of 4:00 p.m. It is calculated by dividing the value of a Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Funds invest in the Portfolios, their assets will consist primarily of shares of the Portfolios. The value of these shares will depend on the value of the assets of the Portfolios and their liabilities.

In determining the value of a Portfolio's assets, securities held by a Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Funds to maintain net asset values of $1.00 per share. However, no assurance can be given that the Funds will be able to maintain a stable net asset value.


                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of a Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of a Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five Business Days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, a Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.


                                      TAXES

TAXATION OF THE FUNDS. Each Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will generally be taxable as ordinary income. Although the Funds do not expect to generate any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since neither Fund expects to earn dividend income, the dividends and other distributions a Fund pays will generally not qualify (i) for the dividends-received deduction available to corporate investors or (ii) as "qualified dividends" taxable at long-term capital gains rates for noncorporate investors. In January of each year, a Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of
Section 115(1) to earnings from their investments in a Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Code may be required to be paid to the U.S. Treasury.

Each Fund is required to withhold a "backup withholding" tax with respect to all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. The backup withholding rate is 28%; under current law, the rate will be restored to 31% in 2011. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by a Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by a Fund, certain states and localities may allow the character of a Fund's income to pass through to shareholders. If so, the portion of dividends paid by a Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which a Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal, state and local income taxation is included for general information only. You should consult your tax advisor concerning the federal, state and local tax consequences of an investment in a Fund.


                                DISTRIBUTION PLAN

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that authorizes it to pay expenses relating to the sale and distribution of its shares. Pursuant to the Plan, each Fund makes payments to the Distributor in an amount equal to an annual rate of 0.10% of its average daily net assets to compensate the Distributor for distribution related services it provides to the Fund. Because the payments are made from Fund assets on an on-going basis, over time it will increase the cost of an investment in shares and may cost more than paying other types of sales charges.

The Distributor may enter into agreements to compensate membership associations and other organizations whose members purchase shares of a Fund and which provide certain services to the Fund or the Distributor. These services may include, but are not limited to, granting a license to the Fund to use the organization's name and logos, providing the Distributor with mailing lists of its members and information about its members and permitting dissemination of Fund materials to its members. The Distributor may also make payments to banks and brokerage firms that distribute shares of a Fund to customers for providing shareholder related services. Payments to a bank or broker are made at the annual rate of 0.10% of the average daily net assets of the Fund attributable to shares held by customers of that bank or broker.

                             PERFORMANCE INFORMATION

A Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in a Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. A Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of a Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.


                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust currently has eight series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of a Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of a Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, a Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Funds do not invest directly in individual securities. Instead, they each invest all of their investable assets in one of the Portfolios, each a separate series of the Trust. The Portfolios, in turn, purchase, hold and sell investments in accordance with the objective and investment policies of the respective Funds. The Trustees of the Trust believe that the per share expenses of a Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that a Fund would incur if its assets were invested directly in securities and other investments.

A Fund may withdraw its investment from a Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund withdraws its investment in a Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has an identical investment objective and substantially the same policies as the Fund. In connection with the withdrawal of its investment in a Portfolio, a Fund could receive securities and other investments from a Portfolio instead of cash. This could cause a Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of a Portfolio may cause a Fund to withdraw its investment in the Portfolio. Alternatively, that Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of a Portfolio may be changed without the approval of investors in that Portfolio. However, a Portfolio will notify a Fund at least 30 days before any changes are implemented. If a Fund is asked to vote on any matters concerning a Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as shares of the Fund are voted on those matters.

Shares of the Portfolios will be held by investors other than the Funds. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in a Portfolio vote on matters affecting that Portfolio, a Fund could be outvoted by other investors. A Fund may also otherwise be adversely affected by other investors in a Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Funds. Thus, the investment returns for investors in other funds that invest in a Portfolio may differ from the investment return of shares of a Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolios is available from the Funds.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.


                               INVESTMENT ADVISER
                            PFM Asset Management LLC
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                        ADMINISTRATOR AND TRANSFER AGENT
                            PFM Asset Management LLC
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                                   PFMAM, Inc.
                               One Keystone Plaza
                                    Suite 300
                          North Front & Market Streets
                         Harrisburg, Pennsylvania 17101

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

The Funds send annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolios and the investment performance of the Funds and are available without charge from the Funds. If you have questions regarding a Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Funds and the Trust that you should know before investing. Additional information about the Funds and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated January 31, 2004, as supplemented February 14, 2004. The SAI is incorporated herein by reference and is available without charge by writing to the Fund's administrator or by calling 1-800-221-4524. Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-202-942-8090). Information about the Funds is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-9064

CADRE LIQUID ASSET FUND -- U.S. GOVERNMENT SERIES
CADRE LIQUID ASSET FUND -- MONEY MARKET SERIES
CADRE AFFINITY FUND -- U.S. GOVERNMENT SERIES
CADRE AFFINITY FUND -- MONEY MARKET SERIES
SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
SWEEPCASH MONEY MARKET FUND
CADRE RESERVE FUND -- U.S. GOVERNMENT SERIES
CADRE RESERVE FUND -- MONEY MARKET SERIES

(SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST)




           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2004,
                       AS SUPPLEMENTED FEBRUARY 14, 2004

     Cadre Institutional Investors Trust (the "Trust") is a diversified, open-end, management investment company. Cadre Liquid Asset Fund -- U.S. Government Series, Cadre Liquid Asset Fund -- Money Market Series, Cadre Affinity Fund -- U.S. Government Series, Cadre Affinity Fund -- Money Market Series, SweepCash U.S. Government Money Market Fund, SweepCash Money Market Fund, Cadre Reserve Fund -- U.S. Government Series and Cadre Reserve Fund -- Money Market Series (each, a "Fund") are separate series of the Trust. The Funds are money market funds which seek to maintain stable net asset values of $1.00 per share. The Funds seek high current income, consistent with preservation of capital and maintenance of liquidity. See "Investment Policies and Practices." Cadre Liquid Asset Fund -- Money Market Series, Cadre Affinity Fund - Money Market Series, SweepCash Money Market Fund and Cadre Reserve Fund - Money Market Series (collectively, the "Money Market Funds") pursue their investment objectives by investing all of their investable assets in the Money Market Portfolio (the "Money Market Portfolio"), a separate series of the Trust that has the same investment objective and substantially the same investment policies as the Money Market Funds. Cadre Liquid Asset Fund -- U.S. Government Series, Cadre Affinity Fund -- U.S. Government Series, SweepCash U.S. Government Money Market Fund and Cadre Reserve Fund -- U.S. Government Series (collectively, the "Government Money Market Funds") pursue their investment objectives by investing all of their investable assets in the U.S. Government Money Market Portfolio (the "Government Money Market Portfolio"), another separate series of the Trust that has the same investment objective and substantially the same investment policies as the Government Money Market Funds. PFM Asset Management LLC (the "Investment Adviser") serves as the investment adviser of the Money Market Portfolio and the Government Money Market Portfolio (each, a "Portfolio" and collectively, the "Portfolios".) See "Investment Advisory Arrangements."

     Shares of the Funds are offered for sale on a no-load basis. No sales commissions or other charges are imposed upon the purchase or redemption of shares. No minimum initial investment in the Funds is required, except in the case of Cadre Reserve Fund - Money Market Series and Cadre Reserve Fund - U.S. Government Series, each of which has a minimum initial investment requirement of $1 million. See "Purchasing Shares."

     An investment in a Fund is not insured or guaranteed by the U.S. government and there can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. See "Determination of Net Asset Value."

----------------------------------------------------------------

Information about the Funds is set forth in the Prospectus for each Fund dated January 31, 2004, as supplemented February 14, 2004 (each, a "Prospectus" and collectively, the "Prospectuses"), which provide the basic information you should know before investing. The Prospectuses may be obtained without charge by writing to the Transfer Agent at PFM Asset Management LLC, at 905 Marconi Avenue, Ronkonkoma, NY 11779 or by calling 1-800-221-4524. This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectuses. It is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and should be read in conjunction with the Prospectuses.

                                TABLE OF CONTENTS






                                                                            PAGE

INVESTMENT POLICIES AND PRACTICES.............................................1

INVESTMENT RESTRICTIONS ......................................................5

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................7

PURCHASING SHARES ............................................................8

SHAREHOLDER ACCOUNTS ........................................................12

REDEEMING SHARES.............................................................13

EXCHANGE PRIVILEGE ..........................................................13

DETERMINATION OF NET ASSET VALUE.............................................14

TAXES........................................................................15

INVESTMENT ADVISORY AND OTHER SERVICES.......................................16

TRUSTEES AND OFFICERS .......................................................24

COMPENSATION TABLE ..........................................................25

TRUSTEE INTEREST IN THE FUND.................................................27

EXPENSES.....................................................................26

PERFORMANCE INFORMATION .....................................................26

GENERAL INFORMATION .........................................................28

                        INVESTMENT POLICIES AND PRACTICES

     The Money Market Funds pursue their investment objectives by investing all of their investable assets in the Money Market Portfolio, a separate series of the Trust that has the same investment objective and substantially the same policies as the Money Market Funds. The Government Money Market Funds pursue their objectives by investing all of their investable assets in the Government Money Market Portfolio, another separate series of the Trust that has the same investment objective and substantially the same investment policies as the Government Money Market Funds. Each of the Money Market Portfolio and the Government Money Market Portfolio (each, a "Portfolio" and collectively, the "Portfolios") has elected to be treated as a diversified investment company. The sections below provide additional information regarding the types of investments that may be made by each Portfolio and the investment practices in which each Portfolio may engage. The investment objectives and general investment policies of a Fund and the applicable Portfolio are described in each Fund's Prospectus.

     Each of the Funds may withdraw its investment from the applicable Portfolio at any time if the Board of Trustees of the Trust (the "Board of Trustees") determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, a Fund's assets would either be invested in another investment fund having the same investment objective and substantially the same investment policies as the Fund or be directly invested in securities in accordance with the investment policies described below with respect to the applicable Portfolio. The approval of the investors in a Portfolio would not be required to change that Portfolio's investment objective or, except as otherwise stated in the Prospectuses or this Statement of Additional Information, any of a Portfolio's investment policies or restrictions.

     TREASURY, GOVERNMENT AND AGENCY SECURITIES. Each Portfolio invests in short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"). These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). As described in the Prospectuses, Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by a Portfolio may include variable and floating rate securities, which are described in the Prospectuses.

     BANK OBLIGATIONS (MONEY MARKET PORTFOLIO ONLY). Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Money Market Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of the CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

     REPURCHASE AGREEMENTS. As discussed in the Prospectuses, the Portfolios may enter into repurchase agreements. A repurchase agreement, which may be viewed as a type of secured lending by a Portfolio, involves the acquisition by the Portfolio of a security from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities that are purchased by the Portfolio through repurchase agreements are not subject to any limitation as to maturity. A Portfolio may enter into repurchase agreements maturing in more than seven days. However, a Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would be invested in (i) repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less, and (ii) in the case of the Money Market Portfolio, which may purchase illiquid investments, other illiquid investments.

     Because repurchase agreements involve certain risks not associated with direct investment in securities, the Trust follows procedures designed to minimize these risks. These procedures include requirements that the Investment Adviser effect repurchase transactions only with banks or primary dealers designated as such by the Federal Reserve Bank of New York, and that the bank or dealer has been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established and monitored by the Board of Trustees. In addition, the collateral underlying a repurchase agreement is required to be held by the Trust's custodian or another custodian agreed to by the Trust and the counterparty in a segregated account on behalf of the respective Portfolio. The collateral is marked to market daily and required to be maintained in an amount at least equal to the repurchase price plus accrued interest. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate the collateral. However, the exercise of the Trust's right to liquidate collateral could involve certain costs or delays and, to the extent that the proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, a Portfolio will suffer a loss.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As noted in the Prospectuses, the Portfolios may purchase and sell securities on a when-issued or delayed delivery basis. These transactions arise when a Portfolio purchases or sells a security, with payment and delivery taking place in the future beyond the normal settlement period. A transaction of this type will be effected in order to secure for the Portfolio an attractive price or yield at the time of entering into the transaction. When purchasing securities on a when-issued or delayed delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If a Portfolio remains fully invested at a time during which when-issued or delayed delivery purchases are outstanding, such purchases will result in a form of leverage. When a Portfolio enters into purchase transactions of this type, the Trust's custodian maintains, in a segregated account for the Portfolio, cash and debt obligations held by the Portfolio and having a value equal to or greater than the Portfolio's purchase commitments. When a Portfolio has sold a security on a when-issued or delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the counterparty fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. When a Portfolio enters into a sales transaction of this type, the Trust's custodian segregates the securities sold on a delayed delivery basis to cover the Portfolio's settlement obligations.

     ASSET-BACKED COMMERCIAL PAPER (MONEY MARKET PORTFOLIO ONLY). Asset-backed commercial paper may be purchased by the Money Market Portfolio. Repayment of this type of commercial paper is intended to be obtained from an identified pool of assets, including automobile receivables, credit-card receivables and other types of assets. Asset-backed commercial paper is issued by a special purpose entity (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment on the receivable constituting the underlying pool of assets. Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees and over-collateralization.

     PARTICIPATION INTERESTS (MONEY MARKET PORTFOLIO ONLY). The Money Market Portfolio may purchase from financial institutions participation interests in securities of the type in which the Portfolio may directly invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by Government Securities, or, in the case of unrated participation interests, the Investment Adviser must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

     ILLIQUID INVESTMENTS. The Money Market Portfolio may invest up to 10% of its net assets in illiquid investments, including repurchase agreements having maturities of more than seven days. The U.S. Government Money Market Portfolio may not purchase any illiquid securities, except that it may invest up to 10% of its net assets in repurchase agreements maturing in more than seven days. Illiquid investments may include restricted securities which are issued in private placement transactions and may not be resold without registration under the Securities Act of 1933 (the "1933 Act") or an applicable exemption from such registration. The absence of a trading market for illiquid securities can make it difficult to ascertain a market value for those investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible to sell them promptly at an acceptable price. Restricted securities eligible for resale in exempt transactions pursuant to Rule 144A under the

1933 Act will not be considered to be illiquid if the securities have been determined to be liquid by the Investment Adviser pursuant to procedures adopted by the Board of Trustees.

     INVESTMENT CHARACTERISTICS. In managing each Portfolio, the Investment Adviser attempts to balance the Portfolio's goal of seeking high income with its goal of seeking to preserve capital. For this reason, a Portfolio does not necessarily invest in securities offering the highest available yields. The maturities of the securities purchased by a Portfolio and a Portfolio's average portfolio maturity will vary from time to time as the Investment Adviser deems consistent with that Portfolio's investment objective, which is the same as the investment objective of the Funds investing in that Portfolio, and the Investment Adviser's assessment of risks, subject to applicable limitations on the maturities of investments and dollar-weighted average portfolio maturity.

     When market rates of interest increase, the market value of debt obligations held by a Portfolio will decline. Conversely, when market rates of interest decrease, the market value of obligations held by a Portfolio will increase. Debt obligations having longer maturities generally pay higher rates of interest, but the market values of longer term obligations can be expected to be subject to greater fluctuations from general changes in interest rates than shorter term obligations. These changes will cause fluctuations in the amount of daily dividends of a Fund and, in extreme cases, changes in interest rates could cause the net asset value per share of a Fund to decline. See "Determination of Net Asset Value." In the event of unusually large redemption demands, securities may have to be sold at a loss prior to maturity or a Fund or a Portfolio may have to borrow money and incur interest expense. The Investment Adviser seeks to manage investment risk by purchasing and selling investments for the Portfolios consistent with its best judgment and expectations regarding anticipated changes in interest rates. However, there can be no assurance that the Funds or the Portfolios will achieve their investment objectives.

     INVESTMENT RATINGS (MONEY MARKET PORTFOLIO ONLY). Commercial paper purchased by the Money Market Portfolio must at the time of purchase meet certain ratings requirements, as described in the Prospectuses. The rating categories that satisfy these ratings requirements which have been established by Standard & Poor's Credit Market Services ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch, Inc. ("Fitch") are as follows:

Commercial Paper Ratings:

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1+ (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment.

     CHANGES IN RATINGS. After a security is purchased, it may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require an immediate sale of such security by a Portfolio provided that, when a security ceases to be rated, the Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board of Trustees finds that the sale of the security would not be in the Portfolio's best interest.

                             INVESTMENT RESTRICTIONS

     The Funds and the Portfolios are subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of a Fund's or a Portfolio's outstanding voting securities. A "majority of the outstanding voting securities" of a Fund or a Portfolio for this purpose means the lesser of (i) 67% of the shares of that Fund or that Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Whenever there is a vote on a change in the fundamental restrictions of a Portfolio or in a policy of a Portfolio which cannot be changed without a shareholder vote, the Trust will hold meetings of shareholders of the Funds that invest in that Portfolio and will vote each Fund's shares of a Portfolio as instructed by shareholders of that Fund. Each Fund's shares of a Portfolio will be voted for and against the proposed change in the same proportion as shares of that Fund are voted. As to shares of a Fund that are not voted by shareholders, the Fund will vote those shares in the same proportion as shares of that Fund's shareholders who give voting instructions are voted. Thus, shareholders of the Funds who do not vote will have no effect on the outcome of matters being voted upon by the Funds as investors in the Portfolio.

     Pursuant to their fundamental investment restrictions, the Funds and the Portfolios may not:

     (1) Purchase a security, other than a Government Security, if as a result of such purchase, more than 5% of the value of the Fund's or Portfolio's assets would be invested in the securities of any one issuer, or the Fund or Portfolio would own more than 10% of the voting securities, or of any class of securities, of any one issuer; provided that each Fund may invest all of its investable assets in another investment portfolio of the Trust or another fund that has the same investment objective and substantially the same investment policies as that Fund. (For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.)

     (2) Purchase a security, other than a Government Security, if as a result of such purchase 25% or more of the value of the Fund's or Portfolio's total assets would be invested in the securities of issuers engaged in any one industry; except that each of the Money Market Funds and the Money Market Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks, and provided that each Fund may invest all of its investable assets in another investment portfolio of the Trust or another fund that has the same investment objective and substantially the same investment policies as that Fund. The types of bank obligations in which the Money Market Funds and the Money Market Portfolio may invest include certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks that are uninsured, direct obligations bearing fixed, floating or variable interest rates. The particular bank obligations in which the Money Market Funds and the Money Market Portfolio invest will be determined by the Investment Adviser based upon available yields and the credit-worthiness of the issuing bank.

     (3) Issue senior securities as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), or borrow money, except that the Funds and the Portfolios may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing). Neither of the Funds nor any of the Portfolios may make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Fund or a Portfolio from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

     (4) Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Funds and the Portfolios, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers engaged in real estate activities and may purchase and sell securities secured by real estate or interests therein.

     (5) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, a Fund or a Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     (6) Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements.

     (7) Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.

     (8) Pledge, hypothecate, mortgage or otherwise encumber a Fund's or a Portfolio's assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

     The Funds and the Portfolios have the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees, without a vote of shareholders. Under these restrictions, the Funds and the Portfolios may not:

     (1) Make investments for the purpose of exercising control or management of another company.

     (2) Participate on a joint or joint and several basis in any trading account in securities.

     (3) With respect to the Government Money Market Portfolio and the Government Money Market Funds, purchase any illiquid securities, except that they may invest in repurchase agreements maturing in more than seven days provided that a Fund or a Portfolio may not enter into such a repurchase agreement if more than 10% of the value of its net assets would, as a result, be invested in repurchase agreements under which the Fund or the Portfolio does not have the right to obtain repayment in seven days or less.

     (4) With respect to the Money Market Portfolio and each of the Money Market Funds, purchase any illiquid securities, including repurchase agreements maturing in more than seven days, if as a result more than 10% of the value of the Fund's or the Portfolio's net assets would be invested in illiquid securities and such repurchase agreements under which the Fund or the Portfolio does not have the right to obtain repayment in seven days or less.

     (5) Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

     (6) Invest in warrants or rights.

     (7) Purchase the securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except insofar as each Fund may invest all of its investable assets in another portfolio of the Trust or another fund which has the same investment objective and substantially the same investment policies as that Fund.

     Unless otherwise specified, all percentage and other restrictions, requirements and limitations on investments set forth in this Statement of Additional Information, and those set forth in the Prospectuses, apply immediately after purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by a Portfolio or a Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision of the Board of Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for the Portfolios and for the selection of dealers to effect those transactions. Purchases of securities for the Portfolios will be made from issuers, underwriters and dealers. Sales of securities will be made to dealers and issuers. The Portfolios do not normally incur brokerage commissions on transactions in the types of securities in which they invest. These transactions are generally traded on a "net" basis, with dealers acting as principal in such transactions. However, the price at which securities are purchased from and sold to dealers will usually include a spread which represents a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter (an underwriting concession).

     In placing orders for the purchase and sale of investments for the Portfolios, the Investment Adviser gives primary consideration to the ability of dealers to provide the most favorable prices and efficient executions on transactions. If such price and execution are obtainable from more than one dealer, transactions may be placed with dealers who also furnish research services to the Trust or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. These research services may be of benefit to the Investment Adviser or its affiliates in the management of accounts of other clients, or the accounts of the Investment Adviser and its affiliated companies, and may not in all cases benefit the Funds or the Portfolios. While such services are useful and important in supplementing the Investment Adviser's own research and facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

     The Investment Adviser serves as the investment adviser to other clients, including other series of the Trust, other investment funds and companies, and other institutional investors and follows a policy of allocating investment opportunities and purchase and sale transactions equitably among its clients. In making such allocations, the primary factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, and the availability of cash for investment. This procedure may have an adverse effect on a client, including the Portfolios, in a particular transaction, but is expected to benefit all clients on a general basis.

                                PURCHASING SHARES

     As described under "How to Buy Shares" in the Prospectuses, shares of the Funds are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by PFMAM, Inc., the distributor of the Funds' shares (the "Distributor"), or PFM Asset Management LLC, the Fund's Transfer Agent. Net asset value is computed once daily for each Fund, on each day on which the Federal Reserve Bank of New York is open (each, a "Business Day"). See "Determination of Net Asset Value."

     The following table shows the calculation of the net asset value/offering price of shares of the Funds as of September 30, 2003:

                                                        SHARES       OFFERING
                                    NET ASSETS       OUTSTANDING      PRICE
Cadre Liquid Asset Fund -
   U.S. Government Series         $  8,593,855     $  8,593,855     $   1.00
Cadre Liquid Asset Fund -
   Money Market Series              25,984,241       25,984,241     $   1.00
Cadre Affinity Fund -
   U.S. Government Series           14,865,784       14,865,784     $   1.00
Cadre Affinity Fund -
   Money Market Series              20,463,022       20,463,022     $   1.00
SweepCash U.S. Government
   Money Market Fund                       N/A              N/A        N/A
SweepCash Money Market Fund                N/A              N/A        N/A
Cadre Reserve Fund -
   U.S. Government Series          179,347,532      179,347,532     $   1.00
Cadre Reserve Fund -
   Money Market Series             100,635,624      100,635,624     $   1.00

     PURCHASES BY CHECK. Shares of the Funds may be purchased by check as described in the Prospectuses. If a check to purchase shares does not clear, the shares purchased may be redeemed by the Distributor and the investor will be responsible for any loss or expenses incurred by the Funds or the Distributor as a result of the redemption or non-clearance.

     DISTRIBUTION AGREEMENT FOR THE FUNDS. The Distributor serves as the exclusive distributor of shares of the Funds, pursuant to a distribution agreement with the Trust dated as of February 14, 2004 (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Funds are available for purchase from the Distributor and from organizations which have entered into selling agreements. The Distributor may, from time to time, pay out of its fees to such dealers and institutions, in connection with sales or the distribution of shares of the Funds, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid directly by any of the Funds and will not be an expense of the Funds.

     On February 13, 2004, the Investment Adviser and Distributor purchased the fund management and administration business of Cadre Financial Services, Inc. ("Cadre"), the former investment adviser of each Portfolio, and the fund distribution and fixed income investment business of Ambac Securities, Inc. ("Ambac Securities"), the former distributor of each Fund's shares (the "Transaction").

     The Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of the Investment Adviser or the Distributor, as defined by the 1940 Act (the "Independent Trustees"), approved the Distribution Agreement at a meeting held in person on December 17, 2003. The Distribution Agreement will remain in effect for an initial term of two years and may be continued in effect from year to year thereafter if approved annually by the Board of Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Funds, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. Certain of the Funds are authorized to bear expenses relating to the distribution of shares or the servicing of shareholder accounts, pursuant to a Rule 12b-1 plan. See "Distribution Plan for Cadre Affinity Fund -- U.S. Government Series and Cadre Affinity Fund -- Money Market Series" and "Distribution Plan for SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund." In the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act.

     The Distributor is a wholly-owned subsidiary of the Investment Adviser and its address is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101.

     DISTRIBUTION PLAN FOR CADRE AFFINITY FUND -- U.S. GOVERNMENT SERIES AND CADRE AFFINITY FUND -- MONEY MARKET SERIES. The Trust has adopted a distribution plan (the "Distribution Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act that applies to Cadre Affinity Fund -- U.S. Government Series and Cadre Affinity Fund -- Money Market Series. Each of those Funds makes monthly payments to the Distributor in an amount computed at the annual rate of 0.10% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund and expenses that it bears in connection with the distribution of shares of the Fund. These expenses may include, but are not limited to, payments made to membership associations and other organizations (each, an "Organization") whose members purchase shares of the Fund and which provide certain services either to shareholders of the Fund or to the Distributor. The Distributor may also make payments to banks and brokerage firms that sell or make available shares of the Fund to customers for providing shareholder related services. These services may include, but are not limited to, maintaining regular contact with customers that have purchased shares of the Fund, answering customer inquiries concerning the Fund, receiving and transmitting to the Distributor applications from persons seeking to become shareholders of the Fund and transmitting purchase and redemption requests.

     The amount of payments made under the Distribution Plans for Cadre Affinity Fund -- U.S. Government Series and Cadre Affinity Fund - Money Market Series for the fiscal year ended September 30, 2003 were as follows:

         Cadre Affinity Fund - U.S. Government Series              $15,800
         Cadre Affinity Fund - Money Market Series                 $25,437

These payments were allocated in their entirety to Organizations whose members purchase shares of the Fund and who provide certain services to shareholders of the Fund and/or the Distributor.

     DISTRIBUTION PLAN FOR SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND AND SWEEPCASH MONEY MARKET FUND. The Trust has adopted a distribution plan (the "Distribution Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act that applies to SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund. Each of those Funds makes monthly payments to the Distributor in an amount computed at the annual rate of 0.10% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund and expenses that it bears in connection with the distribution of shares of the Fund. These expenses may include, but are not limited to, payments made to an Organization whose members purchase shares of the Fund and which provide certain services either to shareholders of the Fund or to the Distributor. The Distributor may also make payments to banks and brokerage firms that sell or make available shares of the Fund to customers for providing shareholder related services. These services may include, but are not limited to, maintaining regular contact with customers that have purchased shares of the Fund, answering customer inquiries concerning the Fund, receiving and transmitting to the Distributor applications from persons seeking to become shareholders of the Fund and transmitting purchase and redemption requests. As the SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund had not yet commenced operations as of the date of this Statement of Additional Information, there have been no payments made under the Distribution Plan for these Funds.

     The Distribution Plans for the Funds were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans ("Qualified Trustees"), at a meeting held in person on September 17, 2003. The Distribution Plan may be continued in effect from year to year provided that each such continuance is approved annually by a vote of both a majority of the Qualified Trustees and the Board of Trustees in the manner specified by Rule 12b-1 under the 1940 Act. The Distribution Plan requires that the Distributor provide the Board of Trustees and that the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. In addition, the Distribution Plan provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of those Trustees, who are not "interested persons" (as defined by the 1940 Act) of the Trust, then in office.

     A Distribution Plan may be terminated at any time as to any of the Funds by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the affected Funds (as defined by the 1940 Act). A Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the holders of shares of the Funds involved and may not be materially amended in any other respect without a vote of the majority of both the Board of Trustees and the Qualified Trustees.

     Payments made by the Funds to the Distributor pursuant to the Distribution Plans are not directly tied to actual expenses incurred by the Distributor. Thus, the amount of payments made by a Fund during any year may be more or less than actual expenses relating to the Fund that are incurred by the Distributor. However, the Funds are not liable to pay any Fund related expenses incurred by the Distributor in excess of the amounts paid pursuant to a Distribution Plan.

     The Distribution Plans were approved by the Board of Trustees based upon determinations that functions performed by the Distributor, brokers, dealers and other institutions, organizations, brokerage firms and banks should help to make the Funds more attractive to investors and to provide a greater scope and quality of services to shareholders. This, in turn, may foster the distribution of shares of the Funds and the growth of assets of the Funds to levels which permit the Funds to achieve and maintain certain expense economies and to maintain asset levels to permit the effective investment of the Funds' assets. For these reasons, the Board of Trustees determined that there is a reasonable likelihood that each Distribution Plan, as amended, will benefit each of the Funds covered by that Plan and their respective shareholders.

     The Trustees and officers of the Trust who are directors, officers or employees of the Distributor, or of any company affiliated with or controlling the Distributor, may be deemed to have a direct or indirect interest in the operation of the Distribution Plans.

                              SHAREHOLDER ACCOUNTS

     PFM Asset Management LLC, in its capacity as transfer agent for the Funds (the "Transfer Agent"), maintains one or more accounts for each shareholder reflecting the amount of full and fractional shares of the Funds the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Funds.

     SUB-ACCOUNT SERVICES. Special procedures have been designed for investors wishing to open multiple accounts to meet requirements regarding the segregation of funds or for accounting convenience. Individual sub-accounts may be opened at any time by written advice or by filing forms supplied by the Transfer Agent. Procedures are available to identify sub-accounts by name and number.

     When sub-accounts have been established, the Transfer Agent provides written confirmations of transactions in sub-accounts. The Transfer Agent also provides monthly statements setting forth the share balance of and the dividends and other distributions paid to each sub-account for the current month, as well as for the year-to-date. Further information on this service is available from the Transfer Agent.

     MINIMUM ACCOUNT BALANCE. Under the Declaration of Trust, the Trust has the right to redeem all shares of a Fund held by a shareholder if as a result of one or more redemptions the aggregate value of shares held in the shareholder's account is less than $1 million or such lesser dollar amount as may be specified by the Trustees, which lesser amount may be no greater than the then applicable minimum initial investment amount in the Fund. There is currently no minimum account balance required for the Funds, other than Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series. As described in the Prospectuses of Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series, the Trust may effect a redemption of shares of those Funds if, as a result of one or more redemptions, the balance of an account is less than $1 million. Accounts in the Funds, other than Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series, are not presently subject to this redemption procedure because such funds do not presently impose a minimum initial investment requirement. However, an inactive account in the Funds other than Cadre Reserve Fund - U.S. Government Series and Cadre Reserve Fund - Money Market Series with no balance for a period of six months may be closed at the discretion of the Trust.

The applicable procedures are described in the Prospectuses. The Trust is under no obligation to compel the redemption of any account.

                                REDEEMING SHARES

     Redemption proceeds are normally paid as described in the Prospectuses. However, the payment of redemption proceeds by the Funds or the Portfolios may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund or a Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (the "SEC"), by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist. In addition, in the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of a Fund or to investors in a Portfolio to pay any redemption or redemptions in cash, a redemption payment by a Fund or a Portfolio may be made in whole or in part by a distribution in kind of portfolio securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

                               EXCHANGE PRIVILEGE

     As described under "Exchange Privilege" in each Fund's Prospectus shareholders of each Fund may exchange their shares of that Fund for shares of one or more of the other Funds, based upon the relative net asset values per share of the Funds at the time the exchange is effected. The Funds currently do not impose any limitation on the frequency of exchanges, but may impose such limitations upon notice to shareholders.

                        DETERMINATION OF NET ASSET VALUE

     The Prospectuses describe the days on which the net asset value per share of the Funds are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made. Net asset value is computed once daily, normally as of 4:00 p.m. (Eastern time), on each day on which the Federal Reserve Bank of New York is open. The Federal Reserve Bank of New York currently observes the following holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

     Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Public Securities Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther King's Birthday, Presidents' Day, Memorial Day, Labor Day and Columbus Day, and the business days preceding the following holidays: Independence Day, Veterans Day, Thanksgiving Day, Christmas Day, and New Year's Day, and the Friday succeeding Thanksgiving Day.

     The value of a Portfolio's net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Funds are determined.

     In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by each Portfolio. This method of valuation is used in seeking to maintain stable net asset values of $1.00 per share for the Portfolios and the Funds. However, no assurance can be given that the Portfolios or the Funds will be able to maintain stable share prices.

     Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by a Portfolio will generally fluctuate as a result of changes in the prevailing interest rate level and other factors.

     In order to use the amortized cost method of valuation, the Portfolios are required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Investment Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

     In addition, procedures have been adopted by the Board of Trustees which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Portfolios and the Funds as computed for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be taken. The

Board of Trustees will take such action as it deems appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.

                                      TAXES

     It is the policy of the Trust to distribute each taxable year of a Fund substantially all of such Fund's net investment income and net realized capital gains, if any, to shareholders. Each Fund has elected to be classified, and the Trust intends that each Fund will qualify, as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, a Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of securities, gains from the sale or other disposition of stock or securities and certain related income; and (b) diversify its holdings so that at the end of each quarter of its taxable year (i) 50% of the value of the Fund's total assets is represented by cash or cash items, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses), other than Government Securities or other regulated investment companies. Each Portfolio has elected to be classified as a partnership for federal tax purposes and, therefore, believes that it will not be required to pay any federal or state income or excise taxes.

     The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute within a calendar year 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gain net income, determined on a October 31st year end basis. The Trust intends to distribute the income and capital gains of the Funds in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

     Dividends of the Funds declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

     Pursuant to recently issued Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Investors should consult their own tax advisors concerning any possible disclosure obligation with respect to their investment in shares of a Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     The Investment Adviser, a Delaware limited liability company, located at One Keystone Plaza, Suite 300, North Front and Market Streets, Harrisburg, Pennsylvania 17101, serves as the investment adviser of each of the Portfolios. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Prior to February 14, 2004, Cadre served as the investment adviser for each of the Portfolios.

     INVESTMENT ADVISORY AGREEMENT. Pursuant to an investment advisory agreement with the Trust dated February 14, 2004 (the "Advisory Agreement"), the Investment Adviser manages the investment of the assets of the Portfolios, and places orders for the purchase and sale of investments for the Portfolios. The Investment Adviser also provides or furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary to render the services under the Advisory Agreement. In addition, the Investment Adviser provides all necessary administrative services to the Portfolios, and pays the salaries of officers of the Trust and any fees and expenses of Trustees of the Trust who are also officers, directors or employees of the Investment Adviser, or who are officers or employees of any company affiliated with the Investment Adviser, and bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides. As compensation for services rendered and expenses assumed by the Investment Adviser, the Advisory Agreement provides for the payment by each Portfolio of a monthly fee to the Investment Adviser, which fee is calculated daily and computed at the annual rate of 0.06% of the daily net assets of the U.S. Government Money Market Portfolio and at the following annual rates of the daily net assets of the Money Market Portfolio:

         0.08% on the first $1.5 billion of average daily net asset 0.075% on the next $500 million of average daily net assets 0.07% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.06% on the average daily net assets in excess of $3 billion.

     As investors in the Portfolios, the Funds and their shareholders indirectly bear this fee.

     Investment advisory fees payable by each of the Funds (i.e., each Fund's share of investment advisory fees payable by the Portfolios) pursuant to the investment advisory agreement that was in effect for each period shown below were as follows:

                                                                                                 REIMBURSED
                                                                FEES PAYABLE      FEES WAIVED    EXPENSES

CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended September 30, 2001                  $    23,613       $        0       $          0
For the fiscal year ended September 30, 2002                  $     7,759       $        0       $        1,296
For the fiscal year ended September 30, 2003                  $     7,904       $        0       $          0

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
For the fiscal year ended September 30, 2001                  $    35,077       $        0       $          0
For the fiscal year ended September 30, 2002                  $    23,721       $        0       $      74,163
For the fiscal year ended September 30, 2003                  $    19,346       $        0       $          0

CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended September 30, 2001                  $    12,048       $        0       $          0
For the fiscal year ended September 30, 2002                  $    11,618       $        0       $      2,523
For the fiscal year ended September 30, 2003                  $     9,456       $        0       $          0

CADRE AFFINITY FUND - MONEY MARKET SERIES
For the fiscal year ended September 30, 2001                  $    37,909       $        0       $          0
For the fiscal year ended September 30, 2002                  $    22,205       $        0       $      69,460
For the fiscal year ended September 30, 2003                  $    20,188       $        0       $          0

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended September 30, 2001                  $    44,952       $        0       $          0
For the fiscal year ended September 30, 2002                  $    65,569       $        0       $     38,740
For the fiscal year ended September 30, 2003                  $    98,760       $        0       $     98,760

CADRE RESERVE FUND - MONEY MARKET SERIES
For the fiscal year ended September 30, 2001                  $   191,286       $        0       $          0
For the fiscal year ended September 30, 2002                  $   156,260       $        0       $     84,129
For the fiscal year ended September 30, 2003                  $   227,388       $        0       $     52,766



     These fees were paid to Cadre which served as the investment adviser through February 13, 2004. As of the date of this Supplemented Statement of Additional Information, the Investment Adviser has not received any advisory fees from the Portfolios.

     The SweepCash U.S. Government Money Market Fund and the SweepCash Money Market Fund have not commenced operations as of the date of this Statement of Additional Information.

     The Advisory Agreement requires that the Investment Adviser use its best efforts in supervising and managing the investment activities of the Portfolios and in providing services, and provides that the Adviser shall not be liable to the Trust, the Portfolios or shareholders for any error in investment judgment, or in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations hereunder, for any mistake of law or for any act or omission by the Adviser. The Advisory Agreement in no way restricts the Investment Adviser from acting as investment adviser to others.

     The Advisory Agreement was approved by the Board of Trustees, including a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of the Investment Adviser, for an initial term expiring February 13, 2006 at a meeting held in person on December 17, 2003. The Advisory Agreement was also approved by the shareholders of each Portfolio, on February 5, 2004. The Agreement may be continued in effect from year to year after its initial term upon the approval of the holders of shares of each Portfolio or the approval of the Board of Trustees. In seeking such approval by the holders of shares of each Portfolio, each of the Funds will seek instructions from its shareholders as to how that Fund's shares of the applicable Portfolio will be voted and will vote its shares of that Portfolio in accordance with those instructions. Similar instructions will also be sought by any other series of the Trust and by each other registered investment company that may invest its assets in a Portfolio. In the case of certain other investment funds that invest in a Portfolio, such funds may vote their shares of that Portfolio either in accordance with the same procedures or in the same proportion as the shares of other holders of shares of such Portfolio are voted. Each annual continuance of the Advisory Agreement also requires approval by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Board of Trustees of the Trust, by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding securities of a Portfolio, or by the Investment Adviser. The Advisory Agreement provides for its automatic termination in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

     In approving the Advisory Agreement, the Board of Trustees, including a majority of the Independent Trustees, met in person with representatives of the Investment Adviser to consider the Advisory Agreement in respect of each Portfolio. In advance of the meeting, the Investment Adviser had furnished the Trustees with information about the Investment Adviser and its affiliates and other information relevant to the Board of Trustees' consideration. The Independent Trustees were assisted in their review of this information by their independent legal counsel. In making its decision to approve the proposed advisory agreement, the Board of Trustees considered: (i) that the Advisory Agreement was substantially identical, in all material respects, to the then-existing advisory agreement with Cadre, the previous investment adviser to each of the Portfolios, and that the advisory fee rate under the Advisory Agreement would be the same as that under the then-existing advisory agreement; and (ii) the qualifications of Investment Adviser, including its ability to provide services under the Advisory Agreement of at least the same level, scope and quality as currently being provided under the Existing Advisory Agreement.

     The Board of Trustees also considered, in particular: (i) the investment performance achieved by the Investment Adviser in managing similar investment vehicles; (ii) the resources of the Investment Adviser devoted to the investment advisory process and its investment strategies, policies and credit evaluation procedures; (iii) the specific terms of the Advisory Agreement; (iv) comparative fees of another registered investment company and other funds advised by the Investment Adviser; (v) possible alternatives to approval of the Advisory Agreement; (vi) the nature, quality and scope of the operations and services provided by Cadre to each Portfolio to date, and whether it is likely that the Investment Adviser would provide that level of services following the Transaction; (vii) the anticipated benefits to the Investment Adviser from its relationship with the Trust; and (viii) the overall experience and reputation of the Investment Adviser, including its affiliates, and the likelihood of its continued financial stability.

     The Trust has acknowledged that the name "Cadre" is a property right of the Investment Adviser and other affiliates of PFM Asset Management LLC, and has agreed that the Investment Adviser and its affiliated companies may use and permit others to use that name. If the Advisory Agreement is terminated, the Trust may be required to cease using the name Cadre as part of its name or the name of any series of the Trust unless otherwise permitted by PFM Asset Management LLC or any successor to its interest in such name.

     ADMINISTRATION AGREEMENT. Pursuant to an administration agreement with the Trust dated February 14, 2004 (the "Administration Agreement"), the Investment Adviser provides the Funds with various administrative services required in connection with the operations of the Trust and the Funds. These services include, among other things: accounting services and the maintenance of required books and records, valuation of assets and the calculation of the net asset values per share of the Funds, preparation of financial statements and regulatory filings, tax assistance in the preparation and review of tax returns, monitoring of investment compliance and the preparation of materials for meetings of the Board of Trustees and shareholders. Under the Administration Agreement, the Investment Adviser is required to provide persons affiliated with the Investment Adviser to serve as officers of the Trust and to maintain such office facilities as necessary to provide the administrative services it furnishes to the Trust. The Prospectuses contain a description of the fees payable to the Investment Adviser under the Administration Agreement.

     The Administration Agreement has an initial term of two years, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Administration Agreement terminates automatically in the event of its "assignment," as defined by the 1940 Act and the rules thereunder, and may be terminated by either party without penalty on not less than 60 days' written notice. The agreement also provides that neither the Investment Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the Investment Adviser's performance of its obligations and duties under the agreement, except for those resulting from its willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties.

     Under the Administration Agreement, the Investment Adviser has agreed to pay or absorb the operating expenses of each Fund (except for SweepCash U.S. Government Money Market Fund, SweepCash Money Market Fund, Cadre Affinity Fund--Money Market Series and Cadre Liquid Asset Fund--Money Market Series) (including any fees or expense reimbursements payable to the Investment Adviser or any affiliate of the Investment Adviser pursuant to such Agreement or any other agreement, but excluding interest, taxes, brokerage commissions, litigation expenses and extraordinary expenses of each Fund) ("Operating Expenses"), and including each Fund's share of the Operating Expenses of the Portfolio in which the Fund invests, which exceed in the aggregate the following per annum rates as a percentage of a Fund's average daily net assets (the "Expense Limitation"):

                                             Expense Limitation
                                           (% of a Fund's average
            NAME OF FUND                      DAILY NET ASSETS)
            ------------                      -----------------

Cadre Liquid Asset Fund -
     U.S. Government Series                        0.65%
Cadre Affinity Fund -
     U.S. Government Series                        0.75%
Cadre Reserve Fund -
     U.S. Government Series                        0.33%
Cadre Reserve Fund -
     Money Market Series                           0.30%
SweepCash U.S. Government
     Money Market Fund                             0.65%
SweepCash Money Market
     Fund                                          0.67%


     The Expense Limitation will remain in effect as to each Fund unless and until the Board of Trustees of the Trust approves its modification or termination; provided, however, that the Expense Limitation will terminate as to a Fund in the event that any agreement now in effect between the Trust on behalf of such Fund and the Investment Adviser (or any affiliate of the Investment Adviser) (including for this purpose any agreement between the Trust, on behalf of any series of the Trust in which such Fund invests substantially all of its assets, and the Investment Adviser or any affiliate of the Investment Adviser) is terminated by the Trust without the consent of the Investment Adviser or the Investment Adviser affiliate that is a party to such agreement.

     The Trust, on behalf of each Fund subject to the Expense Limitation, will carry forward, and has agreed to reimburse the Investment Adviser for, any Operating Expenses of such Fund in excess of the Expense Limitation that are paid or assumed by the Investment Adviser pursuant to the agreement set forth in the paragraph above, regardless of the year in which such excess expenses were incurred. This reimbursement will be made as promptly as possible, and to the maximum extent permissible, without causing the Operating Expenses of the applicable Fund for any year to exceed the Expense Limitation. This agreement of the Trust to reimburse the Investment Adviser for excess expenses of any Fund paid or absorbed by the Investment Adviser will terminate in the event the Investment Adviser or any affiliate of the Investment Adviser terminates any agreement now in effect between the Trust on behalf of such Fund and the Investment Adviser (or any affiliate of the Investment Adviser) (including for this purpose any agreement between the Trust, on behalf of any series in which such Fund invests substantially all of its assets, and the Investment Adviser or any affiliate of the Investment Adviser) without the consent of the Trust.

     Administration fees payable by each of the Funds pursuant to the administrative agreement that was in effect for each period shown below were as follows:

                                                                    FEES PAYABLE         FEES WAIVED


CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended September 30, 2001                      $    75,013        $        0
For the fiscal year ended September 30, 2002                      $    24,641        $   15,632
For the fiscal year ended September 30, 2003                      $    25,095        $   13,814

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
For the fiscal year ended September 30, 2001                      $    83,521        $        0
For the fiscal year ended September 30, 2002                      $    56,932        $        0
For the fiscal year ended September 30, 2003                      $    46,309        $        0

CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended September 30, 2001                      $    38,266        $        0
For the fiscal year ended September 30, 2002                      $    36,886        $   14,020
For the fiscal year ended September 30, 2003                      $    30,020        $   18,231

CADRE AFFINITY FUND - MONEY MARKET SERIES
For the fiscal year ended September 30, 2001                      $    90,230        $        0
For the fiscal year ended September 30, 2002                      $    53,301        $        0
For the fiscal year ended September 30, 2003                      $    48,330        $        0

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended September 30, 2001                      $    75,147        $   71,361
For the fiscal year ended September 30, 2002                      $   109,563        $        0
For the fiscal year ended September 30, 2003                      $   165,023        $        0

CADRE RESERVE FUND - MONEY MARKET SERIES
For the fiscal year ended September 30, 2001                      $   235,706        $   85,871
For the fiscal year ended September 30, 2002                      $   197,506        $        0
For the fiscal year ended September 30, 2003                      $   270,556        $        0


     These fees were paid to Cadre who served as the administrator through February 13, 2004. As of the date of this Supplemented Statement of Additional Information, the Investment Adviser has not received any administration fees from the Funds.

     SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund have not commenced operations as of the date of this Statement of Additional Information.

     TRANSFER AGENT AGREEMENT. The Investment Adviser serves as the transfer agent of the Funds and the Portfolios pursuant to the terms of an transfer agent agreement dated February 14, 2004. Each of the Funds pays fees to the Investment Adviser for transfer agency services. With respect to each Fund these fees are computed at the annual rate of 0.05% of the first $250 million of such Fund's net assets, 0.04% on the next $750 million of net assets, and 0.03% of net assets exceeding $1 billion. No fee is paid by the Portfolios for transfer agent services.

     Fees payable for transfer agent services for the periods shown below were as follows:

                                                                    FEES PAYABLE         FEES WAIVED

CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended September 30, 2001                      $    19,740        $        0
For the fiscal year ended September 30, 2002                      $     6,485        $        0
For the fiscal year ended September 30, 2003                      $     6,604        $        0

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
For the fiscal year ended September 30, 2001                      $    21,979        $        0
For the fiscal year ended September 30, 2002                      $    14,982        $        0
For the fiscal year ended September 30, 2003                      $    12,187        $        0

CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended September 30, 2001                      $    10,070        $        0
For the fiscal year ended September 30, 2002                      $     9,707        $        0
For the fiscal year ended September 30, 2003                      $     7,900        $        0

CADRE AFFINITY FUND - MONEY MARKET SERIES
For the fiscal year ended September 30, 2001                      $    23,745        $        0
For the fiscal year ended September 30, 2002                      $    14,026        $        0
For the fiscal year ended September 30, 2003                      $    12,719        $        0

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended September 30, 2001                      $    37,573        $        0
For the fiscal year ended September 30, 2002                      $    54,781        $        0
For the fiscal year ended September 30, 2003                      $    82,512        $        0

CADRE RESERVE FUND - MONEY MARKET SERIES
For the fiscal year ended September 30, 2001                      $   118,262        $        0
For the fiscal year ended September 30, 2002                      $    98,757        $        0
For the fiscal year ended September 30, 2003                      $   136,906        $        0


     These fees were paid to Cadre which served as transfer agent through February 13, 2004. As of the date of this Supplemented Statement of Additional Information, the Investment Adviser has not received any transfer agent fees from the Funds.

     SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund have not commenced operations as of the date of this Statement of Additional Information.





                              TRUSTEES AND OFFICERS

     The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

     Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

                                                               INDEPENDENT TRUSTEES
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
 NAME, POSITION WITH TRUST, AGE   TERM OF OFFICE    PRINCIPAL OCCUPATIONS DURING PAST FIVE       NUMBER OF       OTHER DIRECTORSHIPS
          AND ADDRESS              AND LENGTH OF                     YEARS                     PORTFOLIOS IN       HELD BY TRUSTEE
                                    TIME SERVED                                                FUND COMPLEX
                                                                                                OVERSEEN BY
                                                                                                  TRUSTEE
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
      Michael P. Flanagan            1 Year, 6     Executive Director, Michigan Association         10           Michigan Society of
          Chairman, 55                Months               of School Administrators                              Assoc. Executives;
      4719 Thornapple Lane          (Chairman)      (01/01-Present); County Superintendent,                     North Central Assoc.
       Lansing, MI 48917              4Years          Wayne Regional Educational Services                       Executives; Michigan
                                     (Trustee)             (01/94-12/00)                                            Non-Profit
                                                                                                                    Association
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------

--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
      Richard J. Anderson             3 Years       Associate Executive Director Federation         10
          Trustee, 61                               Member Services, National School Boards
        1680 Duke Street                               Assoc. (03/02-Current); Executive
      Alexandria, VA 22314                         Director, Minnesota School Boards Assoc.
                                                                 (01/89-02/02)
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------

--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
         Harvey A. Fein               7 Years       V.P. Finance & Chief Financial Officer,         10
          Trustee, 58                                          Molina Healthcare
     One Golden Shore Drive
      Long Beach, CA 90802
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------

--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
       Russell E. Galipo              7 Years                       Retired                         10
          Trustee, 72
       4538 Alpine Drive
       Lakeland, FL 33801
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------

--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
       C. Roderick O'Neil             7 Years             Chairman, O'Neil Associates               10        Beckman Coulter, Inc.;
          Trustee, 73                                           (1987-Present)                                  Fort Dearborn Income
          P.O. Box 405                                                                                            Securities, Inc.;
       S. Glastonbury, CT 06073                                                                                 Optimum Q Funds;
                                                                                                                  Bushnell Memorial
                                                                                                                   Hall; Hartford
                                                                                                               Foundation for Public
                                                                                                                 Giving; Riverfront
                                                                                                                   Recapture, Inc.
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------

--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------
   William J. Reynolds, Esq.          6 Years                       Retired                         10
          Trustee, 81
        51 Fox Run Court
      Newington, CT 06111
--------------------------------- ---------------- ------------------------------------------ ---------------- ---------------------



                                      -23-


                                                               OFFICERS

--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
 NAME, POSITION WITH TRUST, AGE      TERM OF        PRINCIPAL OCCUPATIONS DURING PAST FIVE       NUMBER OF       OTHER DIRECTORSHIPS
          AND ADDRESS               OFFICE AND                      YEARS                      PORTFOLIOS IN       HELD BY TRUSTEE
                                    LENGTH OF                                                  FUND COMPLEX
                                   TIME SERVED                                                  OVERSEEN BY
                                                                                                  TRUSTEE
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------

--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
       Martin P. Margolis              N/A        President, PFM Asset Management LLC (2001         N/A           Commonwealth Cash
         President, 59                              - Present); Managing Director, Public                         Reserve Fund, Inc.
       One Keystone Plaza                            Financial Management, Inc. (1986 to
           Suite 300                                               Present)
  North Front & Market Streets
      Harrisburg, PA 17101
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------

--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
       Debra J. Goodnight              N/A        Secretary, PFM Asset Management LLC (2001         N/A                  N/A
         Treasurer, 48                              - Present); Managing Director, Public
       One Keystone Plaza                            Financial Management, Inc. (1991 to
           Suite 300                                               Present)
  North Front & Market Streets
      Harrisburg, PA 17101
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------

--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
      Timothy P. Sullivan              N/A         Managing Director, PFM Asset Management          N/A                  N/A
         Secretary, 34                                LLC (2004 to Present); First Vice
       905 Marconi Avenue                         President, Cadre Financial Services, Inc.
      Ronkonkoma, NY 11779                                      (1986 to 2004)
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------

--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
      Andrea M. Pizzimenti             N/A        Paralegal, PFM Asset Management LLC (2004         N/A                  N/A
    Assistant Secretary, 33                        to Present); Paralegal, Cadre Financial
       905 Marconi Avenue                           Services, Inc. (2003 to 2004); Project
      Ronkonkoma, NY 11779                            Managers Assistant, CMS Innovative
                                                     Consultants (1999 to 2003); Traders
                                                   Assistant, Bankers Trust (1997 to 1999)
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------

--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------
        Carolyn Osiecki                N/A        Assistant Vice President, Sr. Accountant,         N/A                  N/A
       Senior Accountant
       905 Marconi Avenue
      Ronkonkoma, NY 11779
                                                        Cadre Financial Services, Inc.
                                                                (1995-Present)


--------------------------------- --------------- ------------------------------------------- ---------------- ---------------------


     Each trustee is an Independent Trustee and is paid fees by the Trust. The Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the chairman receives an annual retainer of $2,000. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating and Governance Committee receiving an additional $1,000 annual fee. The Audit Committee is comprised of Richard J. Anderson, Harvey A. Fein and Russell E. Galipo. The Board of Trustees has determined that Mr. Fein is an audit committee financial expert. The function of the Audit Committee is to recommend to the Board of Trustees' independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held two meetings during the fiscal year ending September 30, 2003. The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Nominating and Governance Committee is comprised Richard J. Anderson, William J. Reynolds, Michael P. Flanagan and Russell E. Galipo. The Nominating and Governance Committee held one meeting during the fiscal year ending September 30, 2003.

     Officers of the Trust receive no compensation from the Trust. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned no outstanding shares of the Trust and the Fund.

     The following table sets forth certain information regarding the compensation received by the Trustees of the Trust for the fiscal year ending September 30, 2003.


                                                 COMPENSATION TABLE
           NAME OF PERSON                            PENSION OR              TOTAL
                                  AGGREGATE      RETIREMENT BENEFITS      COMPENSATION
                                COMPENSATION     ACCRUED AS PART       FROM TRUST PAID
                                 FROM TRUST      OF FUND EXPENSES        TO TRUSTEE

Richard J. Anderson          $    11,250          $          0          $      11,250
David L. Boyle*              $         0          $          0          $           0
Harvey A. Fein               $         0          $          0          $           0
Michael P. Flanagan          $    10,750          $          0          $      10,750
Russell E. Galipo            $     9,500          $          0          $       9,500
C. Roderick O'Neil           $     8,000          $          0          $       8,000
William J. Reynolds          $     7,250          $          0          $       7,250
Don I. Tharpe**              $     6,750          $          0          $       6,750


* Mr. Boyle resigned from the Board of Trustees on February 14, 2004. ** Mr. Tharpe resigned from the Board of Trustees on June 12, 2003.

                          TRUSTEE INTEREST IN THE FUND

The Trustees own the following amounts in the Trust:


                                         DOLLAR RANGE OF      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                      EQUITY SECURITIES IN    ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
           NAME OF PERSON                   THE TRUST                            DIRECTOR

Richard J. Anderson                   $         0                               $         0
Harvey A. Fein                        $         0                               $         0
Michael P. Flanagan                   $         0                               $         0
Russell E. Galipo                     $         0                               $         0
C. Roderick O'Neil                    $         0                               $         0
William J. Reynolds                   $         0                               $         0

                                    EXPENSES

     All expenses of the Trust, the Funds and the Portfolios not expressly assumed by the Investment Adviser or the Distributor are paid by the Trust. The Funds bear pro rata portions of the expenses of the Trust and the Portfolios. Expenses borne by the Trust, the Funds and the Portfolios include, but are not limited to: fees for investment advisory and administration services, the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs of the Trust and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Trust; fees and expenses of legal counsel; fees and expenses of the Trust's independent auditors; membership dues of industry associations; interest on Trust borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto). As described under "Investment Advisory and Other Services -- Administration Agreement," the Investment Adviser has agreed to pay or absorb certain expenses of the Funds and the Trust, on behalf of the Funds, has agreed to reimburse the Investment Adviser for amounts paid or absorbed pursuant to this agreement, subject to certain conditions and limitations.

                             PERFORMANCE INFORMATION

     CALCULATION OF YIELD. The Funds may publish quotations of "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield is the simple annualized yield for an identified seven calendar day period. This yield calculation is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change. The seven-day yield and seven-day effective yield for each of the Funds as of September 30, 2003 were as follows:

                                                     SEVEN-DAY     EFFECTIVE

Cadre Liquid Asset Fund - U.S. Government Series       0.34%          0.34%
Cadre Liquid Asset Fund - Money Market Series          0.50%          0.50%
Cadre Affinity Fund - U.S. Government Series           0.30%          0.30%
Cadre Affinity Fund - Money Market Series              0.28%          0.28%
Cadre Reserve Fund - U.S. Government Series            0.74%          0.75%
Cadre Reserve Fund - Money Market Series               0.77%          0.77%


     Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of the Fund. For the fiscal year ended September 30, 2003, the Investment Adviser had voluntarily agreed to waive its fees and to reimburse certain expenses of the Cadre Liquid Asset Fund - U.S. Government Series and the Cadre Affinity Fund - U.S. Government Series. The yield of each series quoted above reflects the effect of this fee waiver and reimbursement of expenses without which the yield would have been lower.

     Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Effective yield = [(base period return + 1)365/7 ]-1

     CALCULATION OF TOTAL RETURN. The Funds may also disseminate quotations of their average annual total return and other total return data from time to time. Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods.

     Total return quotations will be computed in accordance with the following formula, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted:

         P(1+T) = ERVn
Where:        P =  a hypothetical initial payment of $1,000
              T =  average annual total return
              n =  number of years
            ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the period.

Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return. Aggregate total return data, which is calculated according to the following formula, generally will be higher than average annual total return data because the aggregate rates of return reflect compounding over longer periods of time:

                           ERV - P
                           -------
                           P

Where:        P =  a hypothetical initial payment of $1,000
            ERV =  ending redeemable value of the hypothetical $1,000
                   payment made at the beginning of the period.

     Yield and total return quotations are based upon the historical performance of the Funds and are not intended to indicate future performance. The yield and total return of the Funds fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in the Funds' expenses.

                               GENERAL INFORMATION

     ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995 as Ambac Treasurers Trust. On June 10, 1997, the Trust changed its name to Cadre Institutional Investors Trust.

     DESCRIPTION OF SHARES. Interests in the Funds are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares, and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "series"). As of the date of this Statement of Additional Information, there were ten series of the Trust: Government Money Market Portfolio; Money Market Portfolio; Cadre Liquid Asset Fund - U.S. Government Series; Cadre Liquid Asset Fund - Money Market Series; Cadre Affinity Fund - U.S. Government Series; Cadre Affinity Fund
- Money Market Series; SweepCash U.S. Government Money Market Fund; SweepCash Money Market Fund; Cadre Reserve Fund - U.S. Government Series; and Cadre Reserve Fund - Money Market Series. Shares of the Government Money Market Portfolio and the Money Market Portfolio may be held only by other series of the Trust (including the Funds) and by certain other investment funds.

     Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund, without any priority or preference over other shares. All consideration received from the sale of shares of a particular Fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund is separate and distinct from the interest of shareholders of the other Funds, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Trustees. The assets of each Fund and each other series of the Trust (including the Portfolios) are segregated on the Trust's books and are charged with the expenses and liabilities of that Fund or series; a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series; and, in the case of the Funds which invest in a Portfolio, a pro rata share of the expenses and liabilities of the applicable Portfolio. The Board of Trustees determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items are allocated among Funds and other series of the Trust in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

     As of January 9, 2004, the Metropolitan Transportation Commission, may be deemed to control the Cadre Reserve Fund - U.S. Government Series by virtue of owning more than 25% of the outstanding shares of the series. The Metropolitan Transportation Commission currently holds 45.59% of the outstanding shares of the series. The Metropolitan Transportation Commission is organized under the laws of California. As of January 9, 2004, Molina Healthcare of Washington, Inc. may be deemed to control the Cadre Reserve Fund - U.S. Government Series by virtue of owning more than 25% of the outstanding shares of the series. Molina Healthcare of Washington, Inc. currently holds 40.76% of the outstanding shares in the aforementioned series. Molina Healthcare of Washington, Inc. is organized under the laws of the State of Washington. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

     As of January 9, 2004, Illinois Municipal League Risk Management Association at P.O. Box 5180, Springfield, IL may be deemed to control the Cadre Affinity Fund - U.S. Government Series by virtue of owning more than 25% of the outstanding shares of the series. Illinois Municipal League Risk Management Association currently holds 32.67% of the outstanding shares in the Affinity Fund - U.S. Government Series. As of January 9, 2004, the Madison County School System may be deemed to control the Cadre Affinity Fund - U.S. Government Series by virtue of owning more than 25% of the outstanding shares of the series. The Madison County School System currently holds 30.86% of the outstanding shares in the Affinity Fund - U.S. Government Series. The Madison County School System is organized under the laws of Kentucky. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

     As of January 9, 2004, the Sharp Community Medical Group may be deemed to control the Cadre Liquid Asset Fund - Money Market Series by virtue of owning more than 25% of the outstanding shares of the series. The Sharp Community Medical Group currently holds 25.50% of the outstanding shares in the Cadre Liquid Asset Fund - Money Market Series. The Sharp Community Medical Group is organized under the laws of California. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

     As of January 9, 2004, Molina Healthcare of California may be deemed to control the Cadre Affinity Fund - Money Market Series by virtue of owning more than 25% of the outstanding shares of the series. Molina Healthcare of California currently holds 38.03% of the outstanding shares in the Affinity Fund
- Money Market Series. Molina Healthcare of California is organized under the laws of California. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

     As of January 9, 2004, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Liquid Asset Fund - Money Market Series:


         Sharp Community Medical Group               25.50%
         of the Monterey Peninsula
         P.O. Box HH Monterey, CA 93942-108599

         Chinese Hospital Association                23.140
         845 Jackson Street
         San Francisco, CA 94133

         Community Hospital of the                   13.84%
         Monterey Peninsula
         P.O. Box HH Monterey, CA 93942


     As of January 9, 2004, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Liquid Asset Fund - U.S. Government Series:

         Metropolitan Transportation                 22.03%
         Commission
         101 Eighth Street, 3rd floor
         Oakland, CA  94607

         Town of Suffield                            15.82%
         83 Mountain Road
         Suffield, CT 06078

         Town of Clinton                             13.63%
         54 E. Main Street
         Clinton, CT 06413

         Newaygo County                              8.79%
         PO Box 885
         1087 Newill St.
         White Cloud, MI 49707

         Hartland Township                           7.90%
         3191 Hartland Road
         Hartland, MI 48353

         Molina Healthcare of                        7.10%
         Washington, Inc.
         P.O. Box 3387 Bellevue, WA 98009-3387

         As of January 9, 2004, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Affinity Fund - Money Market Series:

         Molina Healthcare of California             58.03%
         One Golden Shore Drive
         Long Beach, CA 90802

         Molina Healthcare of Utah, Inc.              9.57%
         One Golden Shore Drive
         Long Beach, CA 90802

         Molina Healthcare of Michigan, Inc.          7.52%
         One Golden Shore Drive
         Long Beach, CA 90802

         As of January 9, 2004, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Affinity Fund - U.S. Government Series:

         Illinois Municipal League Risk              32.67%
         Management Association
         P.O. Box 5180 Springfield, IL 62705

         Madison County                              30.86%
         School System
         329 Kingston Big Hill Road
         Berea, KY 40403

         Village of Palatine                         8.95%
         200 East Wood Street
         Palatine, IL 60067

         Trigg County Board of Education              7.04%
         202 Main Street
         Cadiz, KY 42211

     As of January 9, 2004, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Reserve Fund - Money Market Series:

         Molina Healthcare of                        19.19%
         Michigan, Inc.
         One Golden Shore Drive
         Long Beach, CA  90802

         Molina Healthcare of California             17.88%
         One Golden Shore Drive
         Long Beach, CA  90802

         Teamsters Benefit Trust                     12.94%
         39420 Liberty Street
         Suite 260
         Fremont, California 94538

         Molina Healthcare of Utah, Inc.             11.31%
         One Golden Shore Drive
         Long Beach, CA  90802

         Ambac Credit Products, LLC                  6.03%
         One State Street
         New York, NY 10004

         Talbert Medical Group, Inc.                 5.57%
         1665 Scenic Ave
         Costa Mesa, CA 92626

         City of Novi                                5.02%
         45175 W. Ten Mile Rd
         Novi, MI 48375-3024

     As of January 9, 2004, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Reserve Fund - U.S. Government Series:

         Metropolitan Transportation                 45.57%
         Commission
         101 Eighth Street, 3rd Floor
         Oakland, CA 94607

         Molina Healthcare                           40.76%
         of Washington, Inc.
         P.O. Box 3387 Bellevue, WA 98009-3387

         Madison County                              5.64%
         School System
         550 South Keeneland Drive
         P.O. Box 768 Richmond, Kentucky 40476


     TRUSTEE AND OFFICER LIABILITY. Under the Trust's Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.


     SHAREHOLDER LIABILITY. Under Delaware law, shareholders of the Funds could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.


     INDEPENDENT AUDITORS. KPMG LLP, 757 Third Avenue, New York, New York 10017, are the independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements of the Funds and the Portfolios. The selection of the independent auditors is approved annually by the Board of Trustees.


     CUSTODIAN. U.S. Bank National Association, U.S. Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as custodian of the Trust's assets and maintains custody of the cash and investments of the Funds and the Portfolios. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000).


     SHAREHOLDER REPORTS. Shareholders of the Trust are kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Funds. The financial statements of the Funds and the Portfolios are audited each year by the Trust's independent auditors.


     LEGAL COUNSEL. Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York, 10022 serves as counsel to the Trust.

     REGISTRATION STATEMENT. This Statement of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.


     FINANCIAL STATEMENTS. The financial statements from the Funds' September 30, 2003 Annual Report are incorporated herein by reference. Copies of the Funds' Annual and Semi-Annual Reports may be obtained without charge by writing to PFM Asset Management LLC 905 Marconi Avenue, Ronkonkoma, NY 11779 or by calling 1-800-221-4524.